UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ending June 30, 2020 (unaudited)

Praxis Mutual Funds	Class A	Class I
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®

A fund family of Everence

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Praxis Mutual Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.PraxisMutualFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800-977-2947.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Praxis Mutual Funds, you can call 800-977-2947. Your election to receive reports in paper will apply to all funds held with the Praxis Mutual Funds or your financial intermediary.

Table of Contents

Message from the President	1
Performance	2
Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	12
Praxis Value Index Fund
Schedule of Investments	24
Praxis Growth Index Fund
Schedule of Investments	28
Praxis Small Cap Index Fund
Schedule of Investments	32
Praxis Genesis Conservative Portfolio
Schedule of Investments	38
Praxis Genesis Balanced Portfolio
Schedule of Investments	39
Praxis Genesis Growth Portfolio
Schedule of Investments	40
Financial Statements
Statements of Assets & Liabilities	41
Statements of Operations	43
Statements of Changes in Net Assets	45
Financial Highlights	48
Notes to Financial Statements	56
Additional Fund Information	68

Message from the President

Dear Praxis shareholder:

What started as a typical year for investors in these times – a strong stock market, persistently low interest rates, and the anticipation of a rancorous election season – quickly morphed into an all-encompassing global health and economic crisis. Early on, investors in the West discounted reports of a mysterious respiratory virus spreading through Wuhan, China, a place unknown to many Americans before January, but the inevitability of its spread around the globe eventually became clear.

Not only has COVID-19 been stealthy in its impact on a host, affecting some with little more than an ache or a sniffle while debilitating and killing others, its effects on businesses and the financial markets have been similarly capricious. The U.S. stock market, measured by the S&P 500 Index, fell precipitously beginning in late February and recovered nearly all that was lost by early June. But the true economic impact of stay-at-home orders, business closures, lost jobs and restrictions on certain activities continues to ravage the economy.

Not unrelated to the impact of the virus on all aspects of society, the death of George Floyd in late May at the hands of Minneapolis police officers spurred a re-awakening to the unfinished work of racial justice and has shaken our collective sense of who we are and what we stand for as a people. This is an important reckoning, especially for people of faith who profess the example of Jesus, who encouraged us to love our neighbors as ourselves. Whether and how this experience impacts financial markets is uncertain and maybe even irrelevant to the state of our national soul.

Our team’s work and the performance of the Funds were direct products of this tumultuous half year. Investors in the Impact Bond Fund benefited as global assets flowed to bonds in search of relative safety, driving interest rates to generational lows and bond values higher. The Praxis Growth Index Fund, with its focus on companies with consistent profit growth despite the pandemic, rose in value during the period, while the Praxis Value Index Fund reflected investors’ continued skepticism in the value style of investing. Small Cap and International stocks fell and recovered along with the broad equity market, but in both cases, generated losses for investors during the period.

Most of our investors choose to invest in the Praxis Funds because they do much more than generate investment performance. Our Stewardship Investing team was busy guiding our proxy voting program that is particularly relevant during the winter and spring when most corporate annual shareholder meetings are held. In addition to its ongoing work on climate change and modern slavery, the team pursued advocacy goals related to the pandemic and racial justice by leveraging our access to corporate power to encourage meaningful change. The results of our votes – as well as stories about our advocacy efforts – can be found at praxismutualfunds.com.

And, of course, we do all of this by incorporating the values you hold dear into our screening and portfolio management techniques. During 2020, we are incorporating new environmental data into our process to help us identify companies moving effectively into a low-carbon economy. It is this integration of values – driven by faith and with an eye to the future – and investment expertise that we believe makes Praxis just right for our times. Thank you for joining Praxis in this endeavor. We are grateful you have chosen to use your investment dollars to make the world a better place along with us.

Sincerely,

Chad M. Horning, CFA®
President

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2020 and are subject to change. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member Foreside Financial Services, LLC.

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held U.S. common stocks. Frequently used as a measure of U.S. stock performance.

Performance

We are pleased to provide this 2020 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2020.

	NAV 6/30/20	One Year Ended 6/30/20	Three Years Ended 6/30/20	Five Years Ended 6/30/20	Ten Years Ended 6/30/20	Since Inception 6/30/20	Inception Date	Expense Ratio ** Gross/Net
Praxis Impact Bond Fund
Class A *	$11.20	4.01%	3.35%	2.97%	3.05%	4.35%	5/12/1999	0.95%	0.95%
Class A (Without Load)	$11.20	8.04%	4.68%	3.77%	3.44%	4.55%	5/12/1999
Class I	$11.15	8.52%	5.15%	4.19%	3.86%	4.87%	5/1/2006	0.53%	0.53%
Bloomberg Barclays U.S. Aggregate Bond Index [1]		8.74%	5.32%	4.30%	3.82%	5.04%
Praxis International Index Fund
Class A *	$10.32	(9.56%)	(1.80%)	0.40%	n/a	1.12%	12/31/2010	1.37%	1.37%
Class A (Without Load)	$10.32	(4.54%)	(0.01%)	1.48%	n/a	1.69%	12/31/2010
Class I	$10.39	(3.91%)	0.70%	2.13%	n/a	2.34%	12/31/2010	0.61%	0.61%
MSCI All Country World Index ex-U.S. [2]		(4.80%)	1.13%	2.26%		2.80%
Praxis Value Index Fund
Class A *	$13.09	(7.60%)	3.04%	4.80%	9.43%	3.87%	5/1/2001	0.86%	0.86%
Class A (Without Load)	$13.09	(2.47%)	4.91%	5.93%	10.03%	4.16%	5/1/2001
Class I	$13.03	(1.99%)	5.39%	6.45%	10.65%	5.15%	5/1/2006	0.44%	0.44%
S&P 500 Value Index [3]		(4.50%)	3.74%	5.98%	10.88%	6.00%
Praxis Growth Index Fund
Class A *	$29.52	12.42%	14.74%	13.22%	15.37%	9.62%	5/1/2007	0.79%	0.79%
Class A (Without Load)	$29.52	18.66%	16.83%	14.45%	15.99%	10.06%	5/1/2007
Class I	$29.80	19.08%	17.26%	14.89%	16.53%	10.51%	5/1/2007	0.43%	0.43%
S&P 500 Growth Index [4]		17.77%	16.74%	14.63%	16.62%	10.71%
Praxis Small Cap Index Fund
Class A *	$7.26	(15.92%)	(2.02%)	(1.61%)	6.99%	2.93%	5/1/2007	1.42%	1.12%
Class A (Without Load)	$7.26	(11.29%)	(0.26%)	(0.54%)	7.57%	3.35%	5/1/2007
Class I	$7.95	(10.70%)	0.39%	0.10%	8.24%	3.91%	5/1/2007	0.45%	0.45%
S&P SmallCap 600 Index [5]		(11.29%)	0.56%	4.48%	11.24%	6.68%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2020. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2021 for Class A Shares.

1    Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The MSCI All Country World Index ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio earnings to price ratio and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to price, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

5     S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

	NAV 6/30/20	One Year Ended 6/30/20	Three Years Ended 6/30/20	Five Years Ended 6/30/20	Ten Years Ended 6/30/20	Since Inception 6/30/20	Inception Date	Expense Ratio ** Gross/Net
Praxis Genesis Conservative Portfolio
Class A *	$12.44	1.14%	3.56%	3.60%	4.81%	4.64%	12/31/2009	1.15%	1.13%
Class A (Without Load)	$12.44	6.75%	5.42%	4.73%	5.38%	5.18%	12/31/2009
S&P Target Risk Conservative Index [6]		5.80%	5.47%	5.06%	5.37%	5.18%
Praxis Genesis Balanced Portfolio
Class A *	$14.02	(1.08%)	3.80%	4.19%	6.67%	6.00%	12/31/2009	1.03%	1.03%
Class A (Without Load)	$14.02	4.38%	5.69%	5.32%	7.24%	6.54%	12/31/2009
S&P Target Risk Growth Index [7]		3.76%	5.56%	5.73%	7.95%	7.23%
Praxis Genesis Growth Portfolio
Class A *	$15.02	(2.98%)	3.71%	4.34%	7.72%	6.73%	12/31/2009	1.08%	1.08%
Class A (Without Load)	$15.02	2.42%	5.58%	5.48%	8.31%	7.28%	12/31/2009
S&P Target Risk Aggressive Index [8]		2.29%	5.53%	6.09%	9.70%	8.63%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2020. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2021 for Class A Shares.

6    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange-traded funds.

7    S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange-trade funds.

8    S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange-traded funds.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 1.6%
CAL Funding II Ltd. (a) (b)	3.620%	06/25/42	$525,000	$524,987
CLI Funding, LLC (b)	2.830%	03/18/28	271,867	270,747
Cronos Containers Program Ltd. (b)	3.270%	11/18/29	379,630	378,008
Domino’s Pizza Master Issuer, LLC (b)	3.082%	07/25/47	1,458,750	1,489,938
Global SC Finance II SRL (b)	2.980%	04/17/28	325,833	324,788
InSite Issuer, LLC (b)	2.883%	11/15/46	1,750,000	1,775,425
SBA Tower Trust (b)	3.448%	03/15/23	1,250,000	1,300,249
SBA Tower Trust (b)	2.836%	01/15/25	282,000	285,125
SolarCity LMC, Series I, LLC (b)	4.800%	12/21/26	475,475	456,011
SolarCity LMC, Series IV, LLC (b)	4.180%	08/21/45	214,211	215,809
Spruce ABS Trust (b) (c)	4.320%	06/15/28	102,857	103,303
Textainer Marine Containers Ltd. (b)	3.720%	05/20/42	536,745	532,894
Trillium Credit Card Trust II (b)	3.038%	01/26/24	2,000,000	2,026,636
Wendy’s Funding, LLC (b)	3.783%	06/15/49	735,000	778,159
TOTAL ASSET BACKED SECURITIES (COST $10,343,852)				10,462,079

MUNICIPAL BONDS — 1.2%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	1,000,000	1,289,990
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,000,000	2,130,260
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	271,023
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,003,440
Massachusetts St., Series 2016-F	3.277%	06/01/46	1,500,000	1,677,885
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	195,000	198,914
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	145,000	155,295
St. of Hawaii, Department of Business Economic Development & Tourism, Series A-1	1.467%	07/01/22	48,017	48,017
St. Paul, Minnesota, Housing & Redevelopment Authority Rev., Series 2015-B	2.993%	07/01/21	1,250,000	1,268,150
TOTAL MUNICIPAL BONDS (COST $7,673,449)				8,042,974

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%
AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp.	3.800%	05/15/25	$1,000,000	$1,111,611
United Parcel Services, Inc.	3.900%	04/01/25	1,500,000	1,702,170
				2,813,781
AIRLINES — 0.2%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	540,868	503,458
Southwest Airlines Co.	2.650%	11/05/20	680,000	680,414
				1,183,872
AUTO PARTS — 0.5%
BorgWarner, Inc.	4.625%	09/15/20	1,500,000	1,507,971
BorgWarner, Inc.	2.650%	07/01/27	601,000	616,623
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,278,347
				3,402,941
BANKS — 5.9%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	499,848
Bank of America Corp.	3.499%	05/17/22	1,000,000	1,024,330
Bank of America Corp.	3.300%	01/11/23	500,000	533,638
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,043,610
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,098,122
Bank of America Corp.	2.456%	10/22/25	1,000,000	1,050,558
Bank of America Corp. (a)	4.271%	07/23/29	1,000,000	1,179,466
Bank of Montreal	3.300%	02/05/29	1,000,000	1,086,115
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	650,000	715,220
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	948,700
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,098,361
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,274,903
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,954,423
Citigroup, Inc. (a)	2.572%	06/03/31	1,000,000	1,034,260
Discover Bank/Greenwood DE	4.200%	08/08/23	1,255,000	1,370,413
Fifth Third Bank	3.650%	01/25/24	1,250,000	1,364,132
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,464,544
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,583,933
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,838,154
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	2,145,676
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,776,448
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,311,936
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,899,272
National Bank of Canada (b)	2.150%	10/07/22	1,250,000	1,284,731
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,388,879
Regions Financial Corp.	2.250%	05/18/25	1,000,000	1,047,250
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,257,676
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,579,678
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,776,761
				38,631,037
BEVERAGES — 0.4%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	588,320
PepsiCo, Inc.	2.875%	03/19/25	2,000,000	2,137,450
				2,725,770

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
BIOTECHNOLOGY — 0.2%
Biogen, Inc.	2.250%	05/01/30	$500,000	$504,081
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	858,506
				1,362,587
BUILDING PRODUCTS — 0.5%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,352,609
Masco Corp.	3.500%	04/01/21	707,000	716,747
Owens Corning	4.200%	12/01/24	1,000,000	1,100,559
Owens Corning	3.950%	08/15/29	300,000	326,828
				3,496,743
CAPITAL MARKETS — 1.5%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	792,345
Goldman Sachs Group, Inc. (The)	3.272%	09/29/25	1,500,000	1,616,519
Goldman Sachs Group, Inc. (The) (a)	4.223%	05/01/29	1,000,000	1,163,487
Goldman Sachs Group, Inc. (The)	3.800%	03/15/30	1,500,000	1,702,726
Morgan Stanley	3.125%	07/27/26	2,000,000	2,204,601
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,324,107
State Street Corp.	7.350%	06/15/26	1,000,000	1,312,744
				10,116,529
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	2.050%	05/15/30	500,000	524,801
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,725,306
Ecolab, Inc.	4.800%	03/24/30	140,000	177,405
Ecolab, Inc.	5.500%	12/08/41	250,000	353,239
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,526,215
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	308,262
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	483,750
Nutrien Ltd.	1.900%	05/13/23	800,000	825,563
Nutrien Ltd.	5.875%	12/01/36	840,000	1,031,667
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,412,011
				8,368,219
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,061,633

CONSUMER FINANCE — 2.2%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,002,560
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,081,485
American Honda Finance Corp.	3.550%	01/12/24	357,000	388,877
BMW US Capital, LLC (b)	3.800%	04/06/23	1,000,000	1,074,261
Ford Motor Credit Co., LLC	3.157%	08/04/20	1,000,000	993,950
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,259,656
John Deere Capital Corp.	1.750%	03/09/27	250,000	259,973
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,392,714
Mastercard, Inc.	3.300%	03/26/27	197,000	223,121
Toyota Motor Credit Corp., Series B	2.900%	03/30/23	1,735,000	1,836,755
USAA Capital Corp. (b)	1.500%	05/01/23	1,000,000	1,025,980
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	3,089,468

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
CONSUMER FINANCE — 2.2%, continued
Visa, Inc.	2.050%	04/15/30	$500,000	$523,927
				14,152,727
CONSUMER SERVICES — 1.3%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	1,054,542
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,673,436
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	574,193
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	3,097,760
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,785,752
Low Income Investment Fund	3.386%	07/01/26	115,000	119,794
				8,305,477
CONTAINERS & PACKAGING — 0.6%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,281,176
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,786,224
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,225,927
				4,293,327
DIVERSIFIED FINANCIAL SERVICES — 1.1%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,011,285
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,766,254
GATX Corp.	4.350%	02/15/24	300,000	326,861
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,129,463
Moody’s Corp.	3.250%	05/20/50	500,000	536,234
National Securities Clearing Corp. (b)	1.500%	04/23/25	1,000,000	1,022,766
Paccar Financial Corp., Series MTN	2.650%	04/06/23	385,000	406,326
S&P Global, Inc.	4.000%	06/15/25	1,163,000	1,333,894
				7,533,083
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	4.100%	02/15/28	757,000	865,974
AT&T, Inc.	5.250%	03/01/37	500,000	618,225
AT&T, Inc.	4.750%	05/15/46	1,000,000	1,198,840
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,181,898
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,851,419
				5,716,356
EDUCATION — 1.2%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,897,316
President & Fellows of Harvard College	3.150%	07/15/46	2,961,000	3,404,791
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,362,172
				7,664,279
ELECTRIC UTILITIES — 3.8%
Caledonia Generating, LLC (b)	1.950%	02/28/22	186,000	187,822
DTE Electric Co.	4.050%	05/15/48	1,750,000	2,149,567
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,402,972

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
ELECTRIC UTILITIES — 3.8%, continued
Enel Finance International N.V. (b)	2.650%	09/10/24	$1,250,000	$1,305,707
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,560,771
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,086,598
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,405,565
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	2,137,938
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,675,862
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,510,415
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,356,108
NSTAR Electric Co.	3.950%	04/01/30	600,000	724,560
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,713,735
Pacificorp	8.080%	10/14/22	500,000	574,140
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,465,193
Public Service Colorado	3.700%	06/15/28	1,750,000	2,032,333
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	1,034,902
Southern California Edison	4.050%	03/15/42	1,165,000	1,318,926
				24,643,114
ELECTRICAL EQUIPMENT — 0.3%
Johnson Controls, Inc.	3.750%	12/01/21	14,000	14,319
Legrand S.A.	8.500%	02/15/25	1,000,000	1,336,695
Thomas & Betts Corp.	5.625%	11/15/21	720,000	765,115
				2,116,129
FOOD & STAPLES RETAILING — 0.7%
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	512,639	565,986
Costco Wholesale Corp.	2.300%	05/18/22	1,000,000	1,030,517
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,259,218
Sysco Corp.	2.400%	02/15/30	1,750,000	1,729,882
				4,585,603
FOOD PRODUCTS — 2.6%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,261,814
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,684,628
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,912,267
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,694,233
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,290,537
Ingredion, Inc.	2.900%	06/01/30	1,000,000	1,064,745
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,385,309
Kellogg Co.	2.650%	12/01/23	1,250,000	1,324,296
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,782,801
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,009,478
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,439,522
				16,849,630
GAS UTILITIES — 0.3%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,537,919
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	309,714
				1,847,633

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Alcon Finance Corp. (b)	2.600%	05/27/30	$1,250,000	$1,281,355
DENTSPLY SIRONA, Inc.	3.250%	06/01/30	1,000,000	1,051,317
				2,332,672
HEALTH CARE PROVIDERS & SERVICES — 0.5%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,461,961
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,666,064
				3,128,025
HOME CONSTRUCTION — 0.2%
NVR, Inc.	3.950%	09/15/22	500,000	532,279
NVR, Inc.	3.000%	05/15/30	1,000,000	1,045,200
				1,577,479
HOTELS, RESTAURANTS & LEISURE — 0.6%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,008,820
Marriott International, Inc.	3.600%	04/15/24	727,000	730,989
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	1,135,488
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,066,256
				3,941,553
HOUSEHOLD PRODUCTS — 0.0% (d)
Procter & Gamble Co. (The)	3.600%	03/25/50	250,000	314,142

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	138,246	138,427
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	352,391	363,011
Solar Star Funding, LLC (b)	3.950%	06/30/35	288,944	290,897
Solar Star Funding, LLC (b)	5.375%	06/30/35	444,424	508,856
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	534,795	560,112
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	266,579	287,905
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	626,161	729,478
				2,878,686
INDUSTRIAL CONGLOMERATES — 0.3%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	505,536
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	797,133
Roper Technologies, Inc.	2.000%	06/30/30	440,000	440,328
				1,742,997
INSURANCE — 5.2%
Aflac, Inc.	3.600%	04/01/30	750,000	872,803
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,220,256
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,383,301
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,511,896
Anthene Global Funding (b)	2.800%	05/26/23	1,500,000	1,530,338
Equitable Financial Life Global Funding (b)	1.400%	07/07/25	500,000	500,293
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	779,861

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
INSURANCE — 5.2%, continued
Five Corners Funding Trust (b)	4.419%	11/15/23	$1,000,000	$1,113,969
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,328,793
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,283,618
Kemper Corp.	4.350%	02/15/25	1,250,000	1,348,124
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,115,315
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,133,232
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	1,500,000	1,542,101
Met Life Global Funding (b)	1.950%	01/13/23	500,000	517,495
Met Life Global Funding (b)	3.600%	01/11/24	1,750,000	1,914,104
New York Life Global Funding (b)	2.900%	01/17/24	3,000,000	3,217,651
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,039,278
Pacific Life Global Funding II (b)	1.200%	06/24/25	415,000	417,168
Principal Financial Group, Inc., CV	3.700%	05/15/29	1,250,000	1,422,172
Progressive Corp. (The)	3.200%	03/26/30	500,000	568,778
Protective Life Global Funding (b)	1.082%	06/09/23	385,000	388,092
Prudential Financial, Inc.	1.500%	03/10/26	644,000	656,706
Prudential Financial, Inc. (a)	5.875%	09/15/42	750,000	798,300
Prudential plc	3.125%	04/14/30	750,000	806,476
Reinsurance Group of America, Inc., CV	3.900%	05/15/29	1,000,000	1,089,672
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,307,054
RLI Corp.	4.875%	09/15/23	1,000,000	1,065,697
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	1,050,000	1,155,657
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,321,666
				34,349,866
IT SERVICES — 0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,005,558
Fidelity National Information Services, Inc.	3.400%	06/15/30	500,000	520,522
IBM Corp.	3.300%	05/15/26	1,000,000	1,123,672
Xerox Corp.	4.070%	03/17/22	750,000	744,375
				3,394,127
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,350,522

MACHINERY — 0.5%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,236,977
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,790,223
				3,027,200

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
MEDIA — 0.3%
Comcast Corp.	3.300%	04/01/27	$500,000	$560,735
Comcast Corp.	4.750%	03/01/44	500,000	658,281
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	532,351
				1,751,367
METALS & MINING — 0.4%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,091,020
Nucor Corp., CV	2.000%	06/01/25	460,000	476,358
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,185,117
				2,752,495
MULTI-LINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.	9.500%	04/15/21	90,000	88,830
Target Corp.	2.250%	04/15/25	1,000,000	1,069,510
				1,158,340
MULTI-UTILITIES — 1.3%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,943,269
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	1,135,653
Duke Energy, LLC	3.450%	03/15/29	1,750,000	2,008,866
Puget Energy, Inc.	5.625%	07/15/22	750,000	799,363
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,258,821
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,378,453
				8,524,425
PAPER & FOREST PRODUCTS — 0.2%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	862,008
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	768,757
				1,630,765
PERSONAL PRODUCTS — 0.2%
Estée Lauder Cos., Inc. (The), CV	2.600%	04/15/30	1,000,000	1,087,966

PHARMACEUTICALS — 0.7%
AbbVie, Inc. (b)	2.950%	11/21/26	500,000	543,824
AstraZeneca Wilmington	7.000%	11/15/23	1,100,000	1,278,361
Bristol-Myers Squibb Co. (b)	2.875%	08/15/20	1,250,000	1,253,623
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,266,508
				4,342,316
PIPELINES — 0.5%
Florida Gas Transmission Co., LLC (b)	4.350%	07/15/25	1,000,000	1,122,339
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	1,203,600
ONEOK Partners, L.P.	4.900%	03/15/25	1,042,000	1,131,214
				3,457,153
PROFESSIONAL SERVICES — 0.3%
Experian Financial plc (b)	2.750%	03/08/30	635,000	676,766
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,000,466
				1,677,232
PUBLISHING — 0.2%
RELX Capital, Inc.	3.500%	03/16/23	1,500,000	1,599,571

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	$1,500,000	$1,657,812
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,495,005
Camden Property Trust	2.800%	05/15/30	500,000	540,909
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,324,333
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,634,268
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,480,666
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,582,107
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	2,018,207
Prologis, L.P.	2.250%	04/15/30	2,500,000	2,632,490
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,051,279
Vornado Realty, L.P.	3.500%	01/15/25	567,000	566,772
				15,983,848
ROAD & RAIL — 1.0%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,410,710
Canadian Pacific Railway Ltd.	2.050%	03/05/30	1,750,000	1,791,076
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,297,665
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,544,423
TTX Co. (b)	4.600%	02/01/49	280,000	362,759
				6,406,633
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Analog Devices, Inc., CV	2.950%	04/01/25	175,000	189,582
Intel Corp.	3.400%	03/25/25	300,000	336,569
Intel Corp.	3.734%	12/08/47	1,361,000	1,614,833
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	519,319
NVIDIA Corp.	2.850%	04/01/30	500,000	556,244
Texas Instruments, Inc.	1.375%	03/12/25	1,000,000	1,026,572
				4,243,119
SOFTWARE — 0.3%
Microsoft Corp.	2.525%	06/01/50	2,000,000	2,086,015

SPECIALTY RETAIL — 0.6%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	421,576
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	1,253,893
O’Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,050,271
TJX Cos., Inc. (The)	3.500%	04/15/25	1,250,000	1,391,439
				4,117,179
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,327,418
Apple, Inc.	3.000%	06/20/27	1,000,000	1,119,812
Apple, Inc.	2.650%	05/11/50	500,000	523,736
				2,970,966
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	497,500
VF Corp.	2.400%	04/23/25	536,000	564,494
				1,061,994
TRANSPORTATION SERVICES — 0.5%
ERAC USA Finance, LLC (b)	2.700%	11/01/23	1,250,000	1,263,750
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	468,422

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 45.5%, continued
TRANSPORTATION SERVICES — 0.5%, continued
Penske Truck Leasing (b)	3.450%	07/01/24	$1,250,000	$1,322,390
				3,054,562
WATER UTILITIES — 0.2%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,634,057

TOTAL CORPORATE BONDS (COST $273,846,331)				298,447,742

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	980,000	992,740
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	1,650,000	1,704,301
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	950,000	985,454
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	980,000	1,002,501
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	400,000	409,772
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	1,400,000	1,400,000
TOTAL CORPORATE NOTES (COST $6,360,000)				6,494,768

FOREIGN GOVERNMENTS — 8.1%
FOREIGN AGENCY — 2.7%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	325,000	323,378
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,512,315
BNG Bank N.V. (b)	3.125%	11/08/21	1,500,000	1,555,669
BNG Bank N.V. (b)	1.500%	10/16/24	1,500,000	1,564,356
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,260,425
KFW	1.875%	11/30/20	1,450,000	1,459,864
KFW	2.000%	11/30/21	1,000,000	1,024,582
KFW	2.000%	09/29/22	1,500,000	1,558,630
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	1,002,939
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	1,072,028
Kommunivest I Sverige AB (b)	1.875%	06/01/21	2,000,000	2,028,523
Korea East-West Power Co. (b)	3.875%	07/19/23	147,000	159,957
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	1,012,446
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	1,000,050
Nederlandse Waterschapsbank N.V. (b)	2.125%	11/15/21	1,500,000	1,536,006
				18,071,168
SUPRANATIONAL — 5.4%
African Development Bank	3.000%	12/06/21	1,000,000	1,038,589
African Development Bank	0.750%	04/03/23	1,000,000	1,011,924
Asian Development Bank	2.125%	03/19/25	1,000,000	1,077,173
Asian Development Bank	3.125%	09/26/28	1,000,000	1,179,817

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 8.1%, continued
SUPRANATIONAL — 5.4%, continued
European Bank for Reconstruction & Development	1.875%	07/15/21	$1,500,000	$1,524,240
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,312,272
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	208,398
European Investment Bank	2.500%	10/15/24	1,000,000	1,089,246
European Investment Bank (b)	2.875%	06/13/25	1,000,000	1,117,295
European Investment Bank	2.125%	04/13/26	1,000,000	1,090,872
European Investment Bank	2.375%	05/24/27	1,000,000	1,115,730
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,118,524
Inter-American Development Bank	0.875%	04/01/25	3,000,000	3,058,402
Inter-American Development Bank	4.375%	01/24/44	3,000,000	4,618,792
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	538,624
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,137,478
International Bank for Reconstruction & Global Construction	0.625%	04/22/25	1,000,000	1,008,088
International Development Association (b)	2.750%	04/24/23	5,000,000	5,339,108
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,079,428
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,515,092
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,023,591
				35,202,683
TOTAL FOREIGN GOVERNMENTS (COST $49,698,572)				53,273,851

U.S. GOVERNMENT AGENCIES — 36.2%
DEVELOPMENT FINANCE CORPORATION — 0.9%
DFC	0.000%	06/21/23	1,000,000	1,063,270
DFC (a)	0.223%	09/15/26	1,000,000	1,000,000
DFC	3.280%	09/15/29	977,345	1,086,882
DFC	3.540%	06/15/30	588,244	659,180
DFC	3.520%	09/20/32	875,000	995,630
DFC	3.820%	06/01/33	864,626	1,019,685
				5,824,647
FEDERAL HOME LOAN BANK — 6.3%
FHLB	3.250%	11/16/28	12,500,000	14,896,571
FHLB	5.500%	07/15/36	17,120,000	26,762,053
				41,658,624
FEDERAL HOME LOAN MORTGAGE CORPORATION — 8.5%
FHLMC	5.000%	12/01/21	15,084	15,853
FHLMC	5.500%	04/01/22	8,708	8,908
FHLMC	4.000%	11/01/24	173,029	182,966
FHLMC	4.000%	10/01/25	80,854	85,464
FHLMC	2.875%	04/25/26	3,000,000	3,308,241

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 36.2%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 8.5%, continued
FHLMC	6.000%	04/01/27	$84,711	$94,267
FHLMC	2.500%	10/01/27	532,005	558,467
FHLMC	2.738%	04/25/29	2,393,634	2,613,758
FHLMC	2.412%	08/25/29	3,000,000	3,287,745
FHLMC	7.000%	02/01/30	18,115	18,182
FHLMC	7.500%	07/01/30	113,849	130,738
FHLMC	7.000%	03/01/31	39,911	46,515
FHLMC	6.250%	07/15/32	1,550,000	2,436,660
FHLMC	3.000%	11/01/32	723,734	771,625
FHLMC	3.000%	11/01/32	1,038,960	1,107,639
FHLMC	5.500%	11/01/33	37,857	43,308
FHLMC (H15T1Y + 2.231) (a)	4.731%	05/01/34	48,470	50,483
FHLMC (H15T1Y + 2.231) (a)	4.731%	05/01/34	14,984	15,053
FHLMC	5.000%	07/01/35	74,231	85,134
FHLMC	4.500%	10/01/35	136,633	150,119
FHLMC	5.500%	03/01/36	39,925	45,866
FHLMC	5.500%	06/01/36	50,828	58,374
FHLMC	6.000%	06/01/36	45,526	51,676
FHLMC	5.500%	12/01/36	44,960	51,672
FHLMC	6.000%	08/01/37	24,986	29,180
FHLMC	5.000%	03/01/38	227,874	261,756
FHLMC	4.500%	06/01/39	247,199	272,951
FHLMC	5.000%	06/01/39	363,726	418,077
FHLMC	4.500%	07/01/39	264,266	293,847
FHLMC	4.500%	11/01/39	245,561	273,037
FHLMC	4.500%	09/01/40	395,464	439,702
FHLMC	4.500%	05/01/41	769,518	856,395
FHLMC	4.500%	07/01/41	795,240	883,846
FHLMC	5.000%	09/01/41	339,887	390,507
FHLMC	3.500%	10/01/41	513,922	555,709
FHLMC	4.000%	10/01/41	439,370	482,103
FHLMC	3.500%	02/01/42	757,458	819,283
FHLMC	4.000%	02/01/42	221,087	242,495
FHLMC	3.500%	06/01/42	912,616	987,881
FHLMC	3.500%	06/01/42	936,808	1,013,755
FHLMC	3.500%	08/01/42	976,781	1,057,463
FHLMC	3.000%	11/01/42	1,673,557	1,793,871
FHLMC	3.000%	01/01/43	980,785	1,050,968
FHLMC	3.000%	05/01/43	1,415,630	1,517,486
FHLMC	3.500%	10/01/44	1,100,674	1,179,425
FHLMC	3.500%	11/01/44	980,498	1,048,857
FHLMC	3.500%	04/01/45	1,207,658	1,291,281
FHLMC	3.000%	05/01/46	1,936,201	2,051,496
FHLMC	3.000%	12/01/46	3,486,940	3,704,664
FHLMC	3.500%	03/01/48	3,913,636	4,276,373
FHLMC	3.500%	03/01/49	2,532,564	2,661,229
FHLMC	3.500%	07/01/49	4,142,450	4,353,315
FHLMC	3.000%	07/01/50	6,000,000	6,325,603
				55,751,268
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 18.7%
FNMA	3.500%	07/01/20	217	217
FNMA	5.500%	06/01/22	14,848	15,188
FNMA	2.890%	07/01/22	2,286,680	2,347,762
FNMA	2.000%	10/05/22	3,500,000	3,634,068
FNMA	2.190%	01/01/23	1,903,809	1,967,052
FNMA	2.670%	12/01/23	2,347,167	2,489,246

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 36.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 18.7%, continued
FNMA (a)	2.646%	07/25/24	$3,000,000	$3,157,901
FNMA	2.625%	09/06/24	5,750,000	6,295,438
FNMA	2.890%	12/01/24	4,000,000	4,230,103
FNMA	3.080%	12/01/24	2,252,767	2,443,869
FNMA	2.710%	01/01/25	4,500,000	4,776,055
FNMA	5.000%	04/01/25	54,776	59,752
FNMA	5.000%	07/01/25	41,620	45,393
FNMA	3.500%	10/01/25	86,617	91,061
FNMA	5.000%	10/01/25	59,514	64,952
FNMA	5.500%	11/01/25	17	18
FNMA	4.000%	03/01/26	350,114	371,267
FNMA	2.910%	04/01/26	3,000,000	3,302,233
FNMA	2.125%	04/24/26	2,000,000	2,179,558
FNMA (a)	2.254%	07/25/26	1,675,247	1,748,479
FNMA	8.500%	09/01/26	8,460	8,540
FNMA (a)	2.895%	09/25/26	673,342	693,656
FNMA	2.746%	04/25/27	280,341	288,670
FNMA	2.500%	09/01/27	629,264	660,308
FNMA	2.500%	11/01/27	930,053	976,092
FNMA (a)	3.047%	11/25/27	851,051	918,456
FNMA	2.500%	01/01/28	631,727	662,913
FNMA (a)	2.899%	01/25/28	4,677,701	5,026,044
FNMA	3.325%	06/25/28	2,000,000	2,281,678
FNMA	6.625%	11/15/30	6,750,000	10,461,293
FNMA	2.000%	01/01/32	2,312,753	2,404,667
FNMA	3.000%	12/01/32	1,066,736	1,133,900
FNMA	6.000%	10/01/33	31,479	36,712
FNMA	5.500%	02/01/34	41,920	47,994
FNMA (H15T1Y + 2.205) (a)	3.359%	05/01/34	33,743	34,264
FNMA	6.000%	11/01/34	94,278	109,970
FNMA	5.500%	01/01/35	56,735	64,901
FNMA	2.500%	02/01/35	3,766,436	3,946,034
FNMA	5.000%	10/01/35	77,451	88,765
FNMA	5.500%	10/01/35	102,559	117,746
FNMA	6.000%	10/01/35	54,792	63,901
FNMA	5.500%	06/01/36	34,485	39,494
FNMA	6.000%	06/01/36	28,243	32,727
FNMA	5.500%	11/01/36	36,203	41,450
FNMA (12MO LIBOR + 1.631) (a)	3.565%	05/01/37	27,246	27,410
FNMA	5.625%	07/15/37	2,750,000	4,434,246
FNMA	4.500%	09/01/40	242,737	270,085
FNMA	4.500%	10/01/40	250,837	279,157
FNMA	4.000%	12/01/40	648,713	711,915
FNMA	4.000%	01/01/41	424,800	466,407
FNMA	3.500%	02/01/41	646,730	699,736
FNMA	4.000%	10/01/41	372,326	408,703
FNMA	4.000%	11/01/41	370,019	406,086
FNMA	4.000%	12/01/41	950,927	1,043,566
FNMA	4.000%	12/01/41	477,552	524,124
FNMA	4.000%	01/01/42	1,165,402	1,287,194
FNMA	3.500%	05/01/42	796,734	862,147
FNMA	3.000%	06/01/42	1,343,713	1,439,292
FNMA	3.000%	08/01/42	1,148,827	1,230,814
FNMA	3.000%	08/01/42	1,106,089	1,184,767
FNMA	3.500%	12/01/42	1,224,441	1,338,954
FNMA	3.000%	06/01/43	1,174,464	1,258,613

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 36.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 18.7%, continued
FNMA	4.000%	12/01/44	$1,535,890	$1,710,778
FNMA	3.500%	05/01/45	1,559,689	1,704,867
FNMA	3.000%	04/01/46	1,828,245	1,932,846
FNMA	3.500%	11/01/46	2,902,338	3,107,607
FNMA	4.000%	10/01/48	2,527,553	2,675,888
FNMA	4.000%	11/01/48	3,537,261	3,823,961
FNMA	3.500%	05/01/49	2,256,623	2,371,257
FNMA	4.000%	06/01/49	3,104,255	3,288,445
FNMA	3.000%	09/01/49	4,060,368	4,279,316
FNMA	3.000%	09/01/49	4,032,402	4,249,842
FNMA	2.500%	07/01/50	6,000,000	6,256,202
				122,634,012
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0% (d)
GNMA	7.000%	12/20/30	15,639	18,421
GNMA	7.000%	10/20/31	10,819	12,842
GNMA	7.000%	03/20/32	42,705	51,614
GNMA (a)	3.375%	01/20/34	35,049	36,729
GNMA	5.500%	10/20/38	9,623	10,361
GNMA	6.500%	11/20/38	6,901	7,795
GNMA	2.250%	04/16/42	100,368	100,669
				238,431
SMALL BUSINESS ADMINISTRATION — 0.0% (d)
SBA (Prime - 265) (a)	0.600%	02/25/32	161,199	159,971

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 1.6%
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	5,037,323
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	2,029,552
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,545,864
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,608,046
				10,220,785
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,021,752
TOTAL U.S. GOVERNMENT AGENCIES (COST $218,737,485)				237,509,490

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Commercial Mortgage Pass-Through Certificates, Class A-3	3.391%	05/15/45	937,425	957,381
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/15/45	993,930	1,013,417
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,968,057)				1,970,798

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 5.6%
First American Government Obligations Fund - Class X, 0.09% (e) (COST $36,417,396)	36,417,396	$36,417,396

INVESTMENT COMPANIES — 0.5%
Pax High Yield Bond Fund - Institutional Shares (COST $4,199,236)	530,984	3,446,085

TOTAL INVESTMENTS - (COST $609,244,378) — 100.0%		$656,065,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (d)		(228,172)
NET ASSETS — 100.0%		$655,837,011

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2020, these securities were valued at $87,303,021 or 13.3% of net assets.

(c)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$980,000	$992,740	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,704,301	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	985,454	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	1,002,501	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	409,772	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,400,000	0.2%
Spruce ABS Trust, 4.320%, 06/15/28	06/17/16	102,846	103,303	0.0	%(d)
		$6,462,846	$6,598,071	1.0%

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of June 30, 2020.

CV	— Convertible Security
GMTN	— Global Medium-Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR	— London Interbank Offered Rate
plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%
AUSTRALIA — 4.3%
BANKS — 1.2%
Australia & New Zealand Banking Group Ltd. (a)	44,351	$575,487
Commonwealth Bank of Australia (a)	26,230	1,266,818
Commonwealth Bank of Australia - ADR	1,887	90,821
National Australia Bank Ltd. (a)	27,229	345,072
National Australia Bank Ltd. - ADR	63,688	401,234
Westpac Banking Corp. - ADR	41,418	518,139
		3,197,571
BIOTECHNOLOGY — 0.6%
CSL Ltd. (a)	3,640	723,988
CSL Ltd. - ADR	8,146	813,256
		1,537,244
CAPITAL MARKETS — 0.2%
Macquarie Group Ltd. (a)	5,166	428,757
Macquarie Group Ltd. - ADR	2,747	226,655
		655,412
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Brambles Ltd. (a)	49,341	374,140

ENERGY EQUIPMENT & SERVICES — 0.1%
Worley Ltd. (a)	26,610	162,829

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Scentre Group (a)	175,279	266,111

FOOD & STAPLES RETAILING — 0.6%
Wesfarmers Ltd. (a)	30,770	956,750
Woolworths Group Ltd. (a)	28,598	737,198
		1,693,948
GAS UTILITIES — 0.1%
APA Group (a)	42,912	331,824

INSURANCE — 0.1%
Suncorp Group Ltd. (a)	61,916	397,884

METALS & MINING — 0.3%
Fortescue Metals Group Ltd. (a)	43,722	425,070
Newcrest Mining Ltd. (a)	10,264	227,605
Newcrest Mining Ltd. - ADR	4,267	94,585
		747,260
OIL, GAS & CONSUMABLE FUELS — 0.7%
Ampol Ltd. (a)	12,813	261,094
Origin Energy Ltd. (a)	142,804	581,131
Woodside Petroleum Ltd. (a)	72,489	1,095,551
Woodside Petroleum Ltd. - ADR	5,235	77,635
		2,015,411
TRANSPORTATION INFRASTRUCTURE — 0.2%
Transurban Group (a)	62,866	616,537
TOTAL AUSTRALIA		11,996,171

AUSTRIA — 0.2%
BANKS — 0.1%
Erste Group Bank AG (a) (b)	4,355	102,876
Erste Group Bank AG - ADR (b)	7,750	91,217
		194,093

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
AUSTRIA — 0.2%, continued
ELECTRIC UTILITIES — 0.1%
Verbund AG (a)	8,891	$399,394
TOTAL AUSTRIA		593,487

BELGIUM — 0.7%
BANKS — 0.1%
KBC Group N.V. (a)	4,242	243,756
KBC Group N.V. - ADR	6,112	176,515
		420,271
BIOTECHNOLOGY — 0.1%
Galapagos N.V. (b)	1,280	252,531

CHEMICALS — 0.2%
Umicore S.A. (a)	9,249	436,677

ELECTRIC UTILITIES — 0.1%
Elia Group S.A./N.V. (a)	1,785	194,230

PHARMACEUTICALS — 0.2%
UCB S.A. (a)	4,432	514,420
TOTAL BELGIUM		1,818,129

BERMUDA — 0.5%
HEALTH CARE TECHNOLOGY — 0.2%
Alibaba Health Information Technology Ltd. (a) (b)	128,000	376,407

HOUSEHOLD DURABLES — 0.1%
Haier Electronics Group Co. Ltd. (a)	102,769	312,879

INDUSTRIAL CONGLOMERATES — 0.1%
Jardine Matheson Holdings Ltd. (a)	4,751	198,643
Jardine Matheson Holdings Ltd. - ADR	3,618	150,726
		349,369
TRANSPORTATION INFRASTRUCTURE — 0.1%
Shenzhen International Holdings Ltd. (a)	178,500	285,733
TOTAL BERMUDA		1,324,388

BRAZIL — 1.2%
BANKS — 0.5%
Banco Bradesco S.A. - ADR	106,915	407,346
Banco do Brasil S.A. - ADR	79,300	474,214
Banco Santander Brasil S.A. - ADR	95,024	496,025
		1,377,585
FOOD PRODUCTS — 0.1%
BRF S.A. - ADR (b)	63,860	253,524

METALS & MINING — 0.2%
Gerdau S.A. - ADR	138,263	409,259

OIL, GAS & CONSUMABLE FUELS — 0.1%
Ultrapar Participacoes S.A. - ADR	72,410	245,470

PAPER & FOREST PRODUCTS — 0.1%
Suzano S.A. (b)	29,612	200,177

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
BRAZIL — 1.2%, continued
WATER UTILITIES — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	33,717	$354,366

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
TIM Participacoes S.A. - ADR	28,301	366,215
TOTAL BRAZIL		3,206,596

CANADA — 5.9%
AUTO COMPONENTS — 0.2%
Magna International, Inc.	11,409	508,043

BANKS — 1.8%
Bank of Montreal	13,689	726,201
Bank of Nova Scotia (The)	22,642	933,756
Canadian Imperial Bank of Commerce	11,258	753,948
Royal Bank of Canada	17,137	1,161,889
Toronto-Dominion Bank (The)	28,305	1,262,686
		4,838,480
CHEMICALS — 0.3%
Methanex Corp.	21,506	388,828
Nutrien Ltd.	13,857	444,810
		833,638
HOTELS, RESTAURANTS & LEISURE — 0.2%
Restaurant Brands International, Inc.	11,589	633,107

INSURANCE — 0.3%
Manulife Financial Corp.	30,520	415,682
Sun Life Financial, Inc.	11,714	430,490
		846,172
IT SERVICES — 0.2%
CGI, Inc. (b)	8,383	528,129

MEDIA — 0.2%
Shaw Communications, Inc. - Class B	28,156	460,632

METALS & MINING — 0.9%
Franco-Nevada Corp.	7,311	1,020,908
Kinross Gold Corp. (b)	46,915	338,726
Teck Resources Ltd. - Class B	54,800	571,016
Wheaton Precious Metals Corp.	14,533	640,179
		2,570,829
OIL, GAS & CONSUMABLE FUELS — 0.2%
Cameco Corp.	56,898	583,205

PHARMACEUTICALS — 0.1%
Bausch Health Cos., Inc. (b)	21,559	394,314

PROFESSIONAL SERVICES — 0.2%
Thomson Reuters Corp.	9,613	653,396

ROAD & RAIL — 0.8%
Canadian National Railway Co.	15,841	1,403,037
Canadian Pacific Railway Ltd.	3,515	897,520
		2,300,557

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
CANADA — 5.9%, continued
SOFTWARE — 0.3%
Open Text Corp.	17,392	$738,812

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Rogers Communications, Inc. - Class B	12,894	518,210
TOTAL CANADA		16,407,524

CAYMAN ISLANDS — 8.5%
AIR FREIGHT & LOGISTICS — 0.3%
ZTO Express Cayman, Inc. - ADR	19,738	724,582

BIOTECHNOLOGY — 0.3%
WuXi Biologics (Cayman), Inc. (a) (b)	25,000	458,889
Zai Lab Ltd. - ADR (b)	4,329	355,541
		814,430
DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. - ADR (b)	4,899	637,997
TAL Education Group - ADR (b)	10,265	701,920
		1,339,917
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Kingboard Holdings Ltd. (a)	49,500	129,205
Sunny Optical Technology Group Co. Ltd. (a)	29,300	471,567
		600,772
ENTERTAINMENT — 0.3%
HUYA, Inc. - ADR (b)	7,637	142,583
NetEase, Inc. - ADR	1,850	794,353
		936,936
FOOD PRODUCTS — 0.5%
China Mengniu Dairy Co. Ltd. (a) (b)	363,000	1,391,949

GAS UTILITIES — 0.2%
ENN Energy Holdings Ltd. (a)	37,786	426,999

INTERACTIVE MEDIA & SERVICES — 2.7%
Autohome, Inc. - ADR	4,051	305,851
Baidu, Inc. - ADR (b)	7,560	906,368
JOYY, Inc. - ADR (b)	4,578	405,382
Tencent Holdings Ltd. - ADR	89,186	5,707,904
Weibo Corp. - ADR (b)	5,600	188,160
		7,513,665
INTERNET & DIRECT MARKETING RETAIL — 2.8%
Alibaba Group Holdings Ltd. - ADR (b)	27,766	5,989,126
JD.com, Inc. - ADR (b)	15,448	929,661
Trip.com Group Ltd. (b)	15,283	396,135
Vipshop Holdings Ltd. - ADR (b)	15,804	314,658
		7,629,580
IT SERVICES — 0.1%
GDS Holdings Ltd. - ADR (b)	4,644	369,941

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Genscript Biotech Corp. (b)	78,000	160,417

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
CAYMAN ISLANDS — 8.5%, continued
MEDIA — 0.1%
China Literature Ltd. (a) (b)	25,800	$174,945

PERSONAL PRODUCTS — 0.1%
Hengan International Group Co. Ltd. (a)	51,000	401,431

PHARMACEUTICALS — 0.0% (c)
China Medical System Holdings Ltd. (a)	46,000	54,400

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Wharf Real Estate Investment Co. Ltd. (a)	76,932	369,319

SOFTWARE — 0.0% (c)
Kingdee International Software Group Co. Ltd. (a) (b)	34,000	79,556

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Shenzhou International Group Holdings Ltd. (a)	48,000	583,545
TOTAL CAYMAN ISLANDS		23,572,384

CHILE — 0.3%
BEVERAGES — 0.0% (c)
Embotelladora Andina S.A. - Class B - ADR	6,720	102,278

CHEMICALS — 0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	11,198	291,932

ELECTRIC UTILITIES — 0.2%
Enel Americas S.A. - ADR	53,811	404,121
TOTAL CHILE		798,331

CHINA — 3.0%
BANKS — 1.5%
Bank of China Ltd. - H Shares (a)	2,743,000	1,016,095
China Construction Bank Corp. - ADR	65,455	1,040,735
China Construction Bank Corp. - H Shares (a)	731,000	594,582
China Merchants Bank Co. Ltd. - H Shares (a)	143,570	665,322
Industrial & Commercial Bank of China Ltd. - H Shares (a)	1,364,000	824,629
		4,141,363
CAPITAL MARKETS — 0.1%
Noah Holdings Ltd. - ADR (b)	6,771	172,457

ELECTRICAL EQUIPMENT — 0.0% (c)
Zhuzhou CRRC Times Electric Co. Ltd. - H Shares (a)	10	25

ENTERTAINMENT — 0.2%
Bilibili, Inc. - ADR (b)	7,332	339,618
iQIYI, Inc. - ADR (b)	5,002	115,996
		455,614
INSURANCE — 0.7%
China Life Insurance Co. Ltd. - ADR	42,077	424,557
Ping An Insurance Group Co. of China Ltd. - ADR	33,826	671,784
Ping An Insurance Group Co. of China Ltd. - H Shares (a)	75,318	750,843
		1,847,184

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
CHINA — 3.0%, continued
INTERACTIVE MEDIA & SERVICES — 0.1%
58.com, Inc. - ADR (b)	6,488	$349,963

IT SERVICES — 0.0% (c)
TravelSky Technology Ltd. - H Shares (a)	62,000	109,773

MACHINERY — 0.0% (c)
Haitian International Holdings Ltd.	42,000	85,295

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
China Vanke Co. Ltd. - H Shares (a)	112,674	359,616

ROAD & RAIL — 0.0% (c)
Guangshen Railway Co. Ltd. - ADR	8,797	80,141

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Legend Holdings Corp. - H Shares (a)	184,400	216,245

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
ANTA Sports Products Ltd.	56,000	494,212
TOTAL CHINA		8,311,888

COLOMBIA — 0.3%
BANKS — 0.3%
BanColombia S.A. - ADR	33,026	868,914

DENMARK — 1.8%
BIOTECHNOLOGY — 0.2%
Genmab A/S (a) (b)	1,392	469,323

ELECTRIC UTILITIES — 0.2%
Orsted A/S	4,053	467,672

ELECTRICAL EQUIPMENT — 0.2%
Vestas Wind Systems A/S (a)	4,203	430,353

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Coloplast A/S - Series B (a)	3,561	554,986

MARINE — 0.1%
A.P. Moller-Maerska A/S - Series B (a)	274	321,096

PHARMACEUTICALS — 0.7%
Novo Nordisk A/S - ADR	30,237	1,979,919

ROAD & RAIL — 0.2%
DSV Panalpina A/S (a)	4,551	558,962

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (c)
Pandora A/S (a)	2,532	138,269
TOTAL DENMARK		4,920,580

FINLAND — 0.7%
COMMUNICATIONS EQUIPMENT — 0.2%
Nokia OYJ - ADR	129,575	570,130

MACHINERY — 0.2%
Kone OYJ - Class B (a)	6,339	437,284

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
FINLAND — 0.7%, continued
OIL, GAS & CONSUMABLE FUELS — 0.1%
Neste OYJ (a)	9,891	$388,556

PAPER & FOREST PRODUCTS — 0.1%
Stora Enso OYJ - ADR	21,409	256,908

PHARMACEUTICALS — 0.1%
Orion OYJ - Class B (a)	5,155	250,038
TOTAL FINLAND		1,902,916

FRANCE — 6.1%
AUTO COMPONENTS — 0.2%
Cie Generale des Etablissements Michelin (a)	1,074	111,968
Cie Generale des Etablissements Michelin - ADR	18,110	367,597
		479,565
BANKS — 0.1%
Natixis S.A. (b)	59,980	156,707

BUILDING PRODUCTS — 0.1%
Cie de Saint-Gobain (a) (b)	11,510	415,374

CHEMICALS — 0.5%
Air Liquide S.A. (a)	8,862	1,281,581
Air Liquide S.A. - ADR	3,602	103,918
		1,385,499
CONSTRUCTION & ENGINEERING — 0.5%
Bouygues S.A. (a) (b)	10,396	356,180
Vinci S.A. (a)	3,196	296,402
Vinci S.A. - ADR	34,082	797,519
		1,450,101
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Orange S.A. (a)	9,324	111,518
Orange S.A. - ADR	14,524	172,836
		284,354
ELECTRICAL EQUIPMENT — 0.6%
Legrand S.A. (a)	10,029	762,179
Schneider Electric SE (a)	9,145	1,017,461
		1,779,640
ENTERTAINMENT — 0.2%
Vivendi S.A. (a)	12,138	313,704
Vivendi S.A. - ADR	11,623	299,002
		612,706
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
Covivo (a)	5,514	400,029
Unibail-Rodamco-Westfield SE (a)	6,667	375,872
Unibail-Rodamco-Westfield SE/CDI (a)	45,646	130,096
		905,997
FOOD PRODUCTS — 0.3%
Danone S.A. - ADR	58,940	813,460

HOTELS, RESTAURANTS & LEISURE — 0.2%
Sodexo S.A. (a)	5,531	375,120
TUI AG (a) (b)	48,894	231,117
		606,237

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
FRANCE — 6.1%, continued
INSURANCE — 0.5%
AXA S.A. (a)	7,908	$166,440
AXA S.A. - ADR	34,977	730,670
CNP Assurances (a) (b)	38,350	444,888
		1,341,998
IT SERVICES — 0.2%
Capgemini SE (a)	2,481	286,367
Capgemini SE - ADR	6,425	146,940
		433,307
MEDIA — 0.1%
Publicis Groupe S.A. (a) (b)	8,339	270,946

MULTI-LINE RETAIL — 0.3%
Kering S.A. (a)	1,378	753,528

MULTI-UTILITIES — 0.1%
Veolia Environnement S.A. (a)	8,182	184,795
Veolia Environnement S.A. - ADR	8,162	184,135
		368,930
PERSONAL PRODUCTS — 0.7%
L’Oreal S.A. (a) (b)	1,380	445,479
L’Oreal S.A. - ADR (b)	22,540	1,458,563
		1,904,042
PHARMACEUTICALS — 0.1%
Ipsen S.A. (a)	3,171	269,054

PROFESSIONAL SERVICES — 0.2%
Teleperformance (a)	1,758	447,819

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Klepierre S.A. (a)	12,195	243,812

SOFTWARE — 0.2%
Dassault Systemes S.A. (a)	3,059	531,126
Dassault Systemes S.A. - ADR	745	128,900
		660,026
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
EssilorLuxottica S.A. (a) (b)	4,503	579,238
EssilorLuxottica S.A. - ADR (b)	2,486	160,335
Hermes International S.C.A. (a)	830	697,012
		1,436,585
TOTAL FRANCE		17,019,687

GERMANY — 5.4%
AIR FREIGHT & LOGISTICS — 0.3%
Deutsche Post AG (a) (b)	10,161	373,184
Deutsche Post AG - ADR (b)	14,832	543,445
		916,629
AUTOMOBILES — 0.5%
Bayerische Motoren Werke AG (a)	3,733	238,365
Bayerische Motoren Werke AG - ADR	21,392	456,505
Daimler AG (a)	18,669	759,677
		1,454,547

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
GERMANY — 5.4%, continued
CAPITAL MARKETS — 0.4%
Deutsche Bank AG (b)	40,186	$382,571
Deutsche Boerse AG (a)	3,878	701,966
Deutsche Boerse AG - ADR	980	17,758
		1,102,295
CHEMICALS — 0.8%
BASF SE (a)	2,739	153,878
BASF SE - ADR	71,684	1,003,576
Covestro AG (a) (b)	10,684	407,016
Symrise AG (a)	5,474	639,745
		2,204,215
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Deutsche Telekom AG (a)	16,807	282,064
Deutsche Telekom AG - ADR	30,009	503,251
		785,315
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Deutsche Wohnen SE (a)	9,595	431,242

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Fresenius Medical Care AG & Co. KGaA - ADR (b)	10,136	438,686

INDUSTRIAL CONGLOMERATES — 0.6%
Siemens AG (a)	14,082	1,661,120

INSURANCE — 0.9%
Allianz SE	76,050	1,560,546
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,787	465,418
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	493,690
		2,519,654
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Sartorius AG (a)	1,178	388,873

MACHINERY — 0.1%
GEA Group AG	8,109	256,510

PHARMACEUTICALS — 0.2%
Merck KGaA (a)	5,004	582,820

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Vonovia SE (a)	11,640	711,613

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Infineon Technologies AG (a)	10,301	241,423
Infineon Technologies AG - ADR	12,109	284,682
		526,105
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
adidas AG (a) (b)	1,323	348,880
adidas AG - ADR (b)	2,402	316,296
		665,176
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Brenntag AG (a)	6,787	359,919
TOTAL GERMANY		15,004,719

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
HONG KONG — 2.4%
AUTOMOBILES — 0.1%
Zhongshegn Group Holdings Ltd.	48,000	$265,685

BANKS — 0.2%
BOC Hong Kong Holdings Ltd. (a)	134,659	431,163
BOC Hong Kong Holdings Ltd. - ADR	1,754	111,256
		542,419
CAPITAL MARKETS — 0.4%
Hong Kong Exchanges & Clearing Ltd. (a)	26,978	1,149,037

COMMUNICATIONS EQUIPMENT — 0.0% (c)
BYD Electronic International Co. Ltd. (a)	24,000	55,445
ZTE Corp. - H Shares	17,000	51,983
		107,428
CONSTRUCTION MATERIALS — 0.1%
China National Building Material Co. Ltd. - H Shares (a)	154,000	165,181

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
AAC Technologies Holdings, Inc. (a)	46,878	289,508

HOUSEHOLD DURABLES — 0.1%
Techtronic Industries Co. Ltd.	24,500	239,610

INSURANCE — 0.7%
AIA Group Ltd. (a)	57,569	538,706
AIA Group Ltd. - ADR	36,902	1,380,135
		1,918,841
MACHINERY — 0.1%
China Conch Venture Holdings Ltd.	84,000	354,402

METALS & MINING — 0.0% (c)
Zhaojin Mining Industry Co. Ltd. - H Shares (a)	378	449

PAPER & FOREST PRODUCTS — 0.0% (c)
Nine Dragons Paper Holdings Ltd. (a)	302	276

PHARMACEUTICALS — 0.2%
CSPC Pharmaceutical Group Ltd. (a)	177,600	336,354
Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares (a) (b)	29,000	97,224
		433,578
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Henderson Land Development Co. Ltd. (a)	133,265	508,233
Sun Hung Kai Properties Ltd. (a)	37	473
Swire Pacific Ltd. - Class A (a)	379	2,014
Swire Properties Ltd. (a)	150	383
Wharf Holdings Ltd. (The) (a)	189,000	386,725
		897,828
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Lenovo Group Ltd. (a)	562,000	313,563
TOTAL HONG KONG		6,677,805

HUNGARY — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR (b)	6,368	18,746

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
INDIA — 2.3%
BANKS — 1.1%
HDFC Bank Ltd. - ADR	33,194	$1,508,999
ICICI Bank Ltd. - ADR	164,555	1,528,716
		3,037,715
IT SERVICES — 0.9%
Infosys Ltd. - ADR	131,713	1,272,348
Wipro Ltd. - ADR	361,463	1,196,442
		2,468,790
PHARMACEUTICALS — 0.3%
Dr. Reddy’s Laboratories Ltd. - ADR	15,089	799,868
TOTAL INDIA		6,306,373

INDONESIA — 0.6%
BANKS — 0.3%
Bank Mandiri Persero Tbk PT - ADR	94,466	637,646

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Telekomunikasi Indonesia Persero Tbk PT - ADR (b)	42,006	919,091
TOTAL INDONESIA		1,556,737

IRELAND — 0.4%
CONSTRUCTION MATERIALS — 0.4%
CRH plc - ADR	22,204	761,819
James Hardie Industries plc (a)	14,268	274,937
TOTAL IRELAND		1,036,756

ISRAEL — 0.6%
CHEMICALS — 0.1%
ICL Group Ltd.	39,641	120,905

SOFTWARE — 0.5%
Check Point Software Technologies Ltd. (b)	5,242	563,148
CyberArk Software Ltd. (b)	2,671	265,150
Nice Ltd. (b)	3,402	643,795
		1,472,093
TOTAL ISRAEL		1,592,998

ITALY — 1.0%
AUTOMOBILES — 0.0% (c)
Fiat Chrysler Automobiles N.V. (a) (b)	3,969	40,167

CONSUMER FINANCE — 0.0% (c)
FinecoBank Banca Fineco SpA (a) (b)	5,769	78,094

ELECTRIC UTILITIES — 0.5%
Enel SpA (a)	163,414	1,413,556

ELECTRICAL EQUIPMENT — 0.1%
Prysmian SpA	6,056	140,324

INSURANCE — 0.2%
Assicurazioni Generali SpA (a)	42,529	646,155

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
ITALY — 1.0%, continued
OIL, GAS & CONSUMABLE FUELS — 0.2%
Snam SpA (a)	106,398	$518,809
TOTAL ITALY		2,837,105

JAPAN — 16.6%
AUTO COMPONENTS — 0.2%
Bridgestone Corp. (a)	16,156	521,433

AUTOMOBILES — 1.2%
Honda Motor Co. Ltd (a)	17,400	445,322
Honda Motor Co. Ltd. - ADR	17,451	446,047
Nissan Motor Co. Ltd. (a)	21,000	77,876
Nissan Motor Co. Ltd. - ADR	32,460	239,798
Toyota Motor Corp. - ADR	17,032	2,139,730
		3,348,773
BANKS — 0.5%
Mitsubishi UFJ Financial Group, Inc. - ADR	172,039	676,113
Sumitomo Mitsui Financial Group, Inc. - ADR	128,515	722,255
		1,398,368
CAPITAL MARKETS — 0.2%
Nomura Holdings, Inc. - ADR	94,167	418,102
SBI Holdings, Inc. (a)	10,400	225,681
		643,783
CHEMICALS — 0.6%
Asahi Kasei Corp. (a)	50,000	409,282
Asahi Kasei Corp. - ADR	2,152	35,155
Kansai Paint Co. Ltd. (a)	13,930	294,360
Nissan Chemical Corp. (a)	2,200	113,185
Shin-Etsu Chemical Co. Ltd. (a)	6,100	715,892
Shin-Etsu Chemical Co. Ltd. - ADR	1,880	54,783
Taiyo Nippon Sanso Corp.	6,000	100,077
		1,722,734
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Dai Nippon Printing Co. Ltd. (a)	17,618	405,037
Dai Nippon Printing Co. Ltd. - ADR	37	423
		405,460
CONSTRUCTION & ENGINEERING — 0.2%
Obayashi Corp. (a)	43,860	412,341
Taisei Corp. (a)	3,541	129,053
		541,394
CONSUMER FINANCE — 0.1%
GMO Payment Gateway, Inc. (b)	1,425	148,337

DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. - ADR	5,325	328,020

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Nippon Telegraph & Telephone Corp. (a)	19,000	442,681
Nippon Telegraph & Telephone Corp. - ADR	6,754	156,963
		599,644
ELECTRIC UTILITIES — 0.0% (c)
Chubu Electric Power Co., Inc. (a)	79	991
Kansai Electric Power Co., Inc. (The) (a)	81	785
		1,776

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
JAPAN — 16.6%, continued
ELECTRICAL EQUIPMENT — 0.2%
Nidec Corp. - ADR	34,780	$583,435

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Hitachi Ltd. (a)	8,200	260,631
Hitachi Ltd. - ADR	5,344	337,420
Keyence Corp. (a)	3,600	1,508,593
Kyocera Corp. (a)	4,400	240,168
Kyocera Corp. - ADR	4,458	242,716
Murata Manufacturing Co. Ltd. (a)	12,900	760,422
Murata Manufacturing Co. Ltd. - ADR	4,776	69,968
TDK Corp. (a)	3,800	378,288
		3,798,206
ENTERTAINMENT — 0.4%
Nexon Co. Ltd. (a)	6,600	148,870
Nintendo Co. Ltd. (a)	300	134,118
Nintendo Co. Ltd. - ADR	14,840	829,556
		1,112,544
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Japan Retail Fund Investment Corp. (a)	182	227,638

FOOD & STAPLES RETAILING — 0.2%
FamilyMart Co. Ltd. (a)	6,500	111,589
Seven & i Holdings Co. Ltd. (a)	12,700	415,454
Seven & i Holdings Co. Ltd. - ADR	4,536	73,710
		600,753
FOOD PRODUCTS — 0.2%
Yakult Honsha Co. Ltd. (a)	8,000	470,663

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hoya Corp. (a)	6,861	656,990
Hoya Corp. - ADR	1,273	121,661
Terumo Corp. (a)	18,334	697,830
		1,476,481
HEALTH CARE TECHNOLOGY — 0.2%
M3, Inc. (a)	11,200	475,780

HOTELS, RESTAURANTS & LEISURE — 0.2%
Oriental Land Co. Ltd. (a)	4,200	555,003

HOUSEHOLD DURABLES — 0.8%
Sekisui House Ltd. (a)	8,000	152,735
Sekisui House Ltd. - ADR	30,149	574,519
Sony Corp. - ADR	21,356	1,476,340
		2,203,594
HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	11,200	459,332

INDUSTRIAL CONGLOMERATES — 0.1%
Toshiba Corp. (a)	6,229	199,821

INSURANCE — 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	470,472
Tokio Marine Holdings, Inc. (a)	6,200	271,388
Tokio Marine Holdings, Inc. - ADR	7,803	341,693
		1,083,553

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
JAPAN — 16.6%, continued
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Rakuten, Inc. (a)	17,154	$151,519

IT SERVICES — 0.1%
Obic Co. Ltd.	900	157,283

LEISURE PRODUCTS — 0.2%
Shimano, Inc. (a)	2,100	403,799
Shimano, Inc. - ADR	1,930	37,075
		440,874
MACHINERY — 0.8%
FANUC Corp. (a)	1,200	215,120
FANUC Corp. - ADR	20,120	358,538
Kubota Corp. - ADR	5,277	395,055
Makita Corp. (a)	679	24,691
Makita Corp. - ADR	8,616	311,899
SMC Corp. (a)	1,000	513,912
SMC Corp. - ADR	3,560	91,177
THK Co. Ltd. (a)	10,600	263,910
		2,174,302
MARINE — 0.1%
Mitsui OSK Lines Ltd. (a)	16,000	284,687

METALS & MINING — 0.1%
Sumitomo Metal Mining Co. Ltd. (a)	13,412	377,806

MULTI-LINE RETAIL — 0.1%
Pan Pacific International Holdings Corp. (a)	13,200	290,615

OIL, GAS & CONSUMABLE FUELS — 0.4%
ENEOS Holdings, Inc. (a)	156,754	558,750
Idemitsu Kosan Co. Ltd. (a)	48	1,024
Inpex Corp. (a)	75,692	472,632
		1,032,406
PERSONAL PRODUCTS — 0.6%
Kao Corp. (a)	12,845	1,019,332
Shiseido Co. Ltd. (a)	2,100	133,811
Shiseido Co. Ltd. - ADR	7,565	480,756
		1,633,899
PHARMACEUTICALS — 2.3%
Astellas Pharma, Inc. (a)	20,900	349,014
Astellas Pharma, Inc. - ADR	24,473	407,720
Chugai Pharmaceutical Co. Ltd. (a)	19,800	1,060,072
Daiichi Sankyo Co. Ltd. (a)	9,621	786,903
Daiichi Sankyo Co. Ltd. - ADR	2,425	198,409
Eisai Co. Ltd. (a)	5,100	405,182
Kyowa Kirin Co. Ltd. (a)	14,000	368,539
Ono Pharmaceutical Co. Ltd. (a)	21,300	621,662
Otsuka Holdings Co. Ltd. (a)	12,100	527,332
Santen Pharmaceutical Co. Ltd. (a)	28,200	519,137
Takeda Pharmaceutical Co. Ltd. (a)	5,800	208,378
Takeda Pharmaceutical Co. Ltd. - ADR	45,005	806,940
		6,259,288
PROFESSIONAL SERVICES — 0.2%
Recruit Holdings Co. Ltd. (a)	17,850	613,854

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
JAPAN — 16.6%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Daito Trust Construction Co. Ltd. (a)	2,200	$202,751
Daito Trust Construction Co. Ltd. - ADR	1,948	44,535
Daiwa House Industry Co. Ltd. (a)	1,000	23,615
Daiwa House Industry Co. Ltd. - ADR	15,470	361,998
Mitsubishi Estate Co. Ltd. (a)	30,000	447,046
Mitsubishi Estate Co. Ltd. - ADR	16,350	242,242
Mitsui Fudosan Co. Ltd. (a)	18,879	335,374
Nomura Real Estate Master Fund, Inc. (a) (b)	329	394,035
		2,051,596
ROAD & RAIL — 0.5%
Central Japan Railway Co. (a)	4,230	654,192
East Japan Railway Co. (a)	3,590	248,765
East Japan Railway Co. - ADR	20,226	232,397
Keikyu Corp. (a)	11,285	172,681
Keio Corp. (a)	2,981	170,600
		1,478,635
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Advantest Corp. (a)	4,800	273,933
Tokyo Electron Ltd. (a)	1,900	468,805
Tokyo Electron Ltd. - ADR	1,464	90,475
		833,213
SPECIALTY RETAIL — 0.2%
Fast Retailing Co. Ltd. (a)	1,000	574,761

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Canon, Inc. - ADR	22,401	447,348
FUJIFILM Holdings Corp. - ADR	8,601	368,467
		815,815
TEXTILES, APPAREL & LUXURY GOODS — 0.0% (c)
Wacoal Holdings Corp. - ADR	1,316	121,555

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Mitsubishi Corp. (a)	16,300	344,441
Mitsui & Co. Ltd. (a)	24,000	355,592
Mitsui & Co. Ltd. - ADR	1,637	483,079
Sumitomo Corp. (a)	43,700	502,603
Sumitomo Corp. - ADR	3,702	42,403
		1,728,118
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
KDDI Corp. (a)	1,918	57,227
KDDI Corp. - ADR	51,612	768,503
SoftBank Group Corp. (a)	14,400	726,145
SoftBank Group Corp. - ADR	20,330	511,909
		2,063,784
TOTAL JAPAN		45,990,535

JERSEY — 0.8%
METALS & MINING — 0.3%
Glencore plc (a)	353,430	752,866

PROFESSIONAL SERVICES — 0.3%
Experian plc (a)	3,191	111,999
Experian plc - ADR	20,043	704,712
		816,711

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
JERSEY — 0.8%, continued
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Ferguson plc (a)	508	$41,537
Ferguson plc - ADR	56,809	462,999
		504,536
TOTAL JERSEY		2,074,113

LUXEMBOURG — 0.4%
ENERGY EQUIPMENT & SERVICES — 0.2%
Tenaris S.A. (a) (b)	67,607	439,439
Tenaris S.A. - ADR	18,238	235,817
		675,256
METALS & MINING — 0.1%
ArcelorMittal S.A. (b)	21,714	232,991

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Aroundtown S.A. (b)	45,410	260,142
TOTAL LUXEMBOURG		1,168,389

MEXICO — 0.8%
BANKS — 0.0% (c)
Grupo Financiero Banorte S.A.B. de C.V. - ADR (b)	2,394	41,416

BEVERAGES — 0.3%
Coca-Cola Femsa S.A.B. de C.V. - ADR	14,594	639,947

FOOD & STAPLES RETAILING — 0.2%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	26,389	634,392

MEDIA — 0.1%
Grupo Televisa S.A.B. - ADR (b)	39,194	205,376

TRANSPORTATION INFRASTRUCTURE — 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	3,665	263,220
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (b)	2,822	316,883
		580,103
TOTAL MEXICO		2,101,234

NETHERLANDS — 3.8%
AUTOMOBILES — 0.3%
Ferrari N.V.	3,083	527,224
Fiat Chrysler Automobiles N.V. (b)	26,965	276,122
		803,346
BANKS — 0.1%
ING Groep N.V. (a)	12,870	89,733
ING Groep N.V. - ADR	40,673	280,644
		370,377
CHEMICALS — 0.4%
Akzo Nobel N.V. - ADR	15,200	454,024
Koninklijke DSM N.V. (a)	4,332	601,478
		1,055,502

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
NETHERLANDS — 3.8%, continued
FOOD & STAPLES RETAILING — 0.3%
Koninklijke Ahold Delhaize N.V. (a)	5,491	$149,682
Koninklijke Ahold Delhaize N.V. - ADR	24,466	664,545
		814,227
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Koninklijke Philips N.V. (b)	15,686	734,732

INTERNET & DIRECT MARKETING RETAIL — 0.2%
Prosus N.V. (a) (b)	5,540	516,638
Prosus N.V. - ADR (b)	9,440	175,584
		692,222
IT SERVICES — 0.3%
Adyen N.V. (b)	551	802,136

LIFE SCIENCES TOOLS & SERVICES — 0.1%
QIAGEN N.V. (b)	7,847	335,930

PERSONAL PRODUCTS — 0.5%
Unilever N.V. - ADR	25,983	1,384,114

PROFESSIONAL SERVICES — 0.2%
Wolters Kluwer N.V.	6,189	483,492

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
ASML Holding N.V. - ADR	7,052	2,595,347
STMicroelectronics N.V.	16,636	455,993
		3,051,340
TOTAL NETHERLANDS		10,527,418

NEW ZEALAND — 0.2%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Fisher & Paykel Healthcare Corp. Ltd. (a)	22,237	512,656

NORWAY — 1.0%
FOOD PRODUCTS — 0.1%
Mowi ASA (a)	10,331	196,946

METALS & MINING — 0.1%
Norsk Hydro ASA (a) (b)	57,951	161,693

OIL, GAS & CONSUMABLE FUELS — 0.8%
Equinor ASA - ADR	160,228	2,320,102
TOTAL NORWAY		2,678,741

PAPUA NEW GUINEA — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
Oil Search Ltd. (a)	192,587	426,823

PHILIPPINES — 0.2%
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
PLDT, Inc. - ADR	20,806	507,874

PORTUGAL — 0.4%
ELECTRIC UTILITIES — 0.1%
EDP - Energias de Portugal S.A. (a)	75,470	360,309

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
PORTUGAL — 0.4%, continued
OIL, GAS & CONSUMABLE FUELS — 0.3%
Galp Energia SGPS S.A. (a)	74,530	$864,718
TOTAL PORTUGAL		1,225,027

RUSSIA — 0.3%
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Mobile TeleSystems PJSC - ADR	86,910	798,703

SINGAPORE — 0.7%
BANKS — 0.4%
DBS Group Holdings Ltd. (a)	656	9,871
DBS Group Holdings Ltd. - ADR	16,662	1,002,220
United Overseas Bank Ltd. (a)	475	6,941
		1,019,032
DIVERSIFIED FINANCIAL SERVICES — 0.1%
BOC Aviation Ltd. (a)	45,300	291,620

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Singapore Telecommunications Ltd. (a)	263,732	469,172
Singapore Telecommunications Ltd. - ADR	6,886	121,538
		590,710
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Keppel REIT (a)	737	586

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Keppel Corp. Ltd. (a)	841	3,622
TOTAL SINGAPORE		1,905,570

SOUTH AFRICA — 1.2%
BANKS — 0.2%
Standard Bank Group Ltd. (a)	65,251	393,720

INDUSTRIAL CONGLOMERATES — 0.1%
Bidvest Group Ltd. (The) (a)	39,202	321,523

MEDIA — 0.6%
MultiChoice Group Ltd. (a) (b)	23,749	145,175
Naspers Ltd. - Class N - ADR	39,085	1,432,465
		1,577,640
METALS & MINING — 0.2%
AngloGold Ashanti Ltd. - ADR	13,301	392,246
Gold Fields Ltd. - ADR	28,505	267,947
		660,193
SPECIALTY RETAIL — 0.1%
Mr. Price Group Ltd. (a)	32,525	268,850
TOTAL SOUTH AFRICA		3,221,926

SOUTH KOREA — 2.8%
BANKS — 1.4%
KB Financial Group, Inc. - ADR	40,635	1,130,466
Shinhan Financial Group Co. Ltd. - ADR	57,549	1,384,629
Woori Financial Group, Inc. - ADR	53,168	1,178,734
		3,693,829
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
KT Corp. - ADR	90,367	880,174

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
SOUTH KOREA — 2.8%, continued
ELECTRIC UTILITIES — 0.2%
Korea Electric Power Corp. - ADR (b)	76,016	$606,608

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
LG Display Co. Ltd. - ADR (b)	32,327	156,139

METALS & MINING — 0.3%
POSCO - ADR	24,590	910,814

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
SK Telecom Co. Ltd. - ADR	72,043	1,391,871
TOTAL SOUTH KOREA		7,639,435

SPAIN — 1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Telefónica S.A. (a)	67,025	320,629
Telefónica S.A. - ADR	10,297	49,631
		370,260
ELECTRIC UTILITIES — 0.5%
Iberdrola S.A. (a)	45,814	534,970
Iberdrola S.A. - ADR	16,749	777,823
		1,312,793
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Cellnex Telecom S.A. (a)	6,341	387,371

OIL, GAS & CONSUMABLE FUELS — 0.6%
Enagas S.A. (a)	12,896	315,544
Repsol S.A. (a)	132,855	1,174,136
Repsol S.A. - ADR	15,283	134,643
		1,624,323
SPECIALTY RETAIL — 0.2%
Industria de Diseno Textil S.A. (a)	19,609	520,398
Industria de Diseno Textil S.A. - ADR	3,926	51,980
		572,378
TOTAL SPAIN		4,267,125

SWEDEN — 1.6%
COMMUNICATIONS EQUIPMENT — 0.3%
Telefonaktiebolaget LM Ericsson - ADR	52,416	487,469
Telefonaktiebolaget LM Ericsson - B Shares (a)	36,097	334,553
		822,022
CONSTRUCTION & ENGINEERING — 0.1%
Skanska AB - Class B (a) (b)	18,002	367,461

HOUSEHOLD PRODUCTS — 0.2%
Essity AB - Series B (a) (b)	17,606	570,725

MACHINERY — 0.7%
Alfa Laval AB (a) (b)	15,777	347,991
Atlas Copco AB - Class A (a)	8,922	379,890
Atlas Copco AB - Class A - ADR	11,672	497,811
Sandvik AB (a) (b)	17,709	333,335
Sandvik AB - ADR (b)	17,058	318,132
		1,877,159

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
SWEDEN — 1.6%, continued
METALS & MINING — 0.2%
Boliden AB (a)	25,785	$591,327

SPECIALTY RETAIL — 0.1%
Hennes & Mauritz AB - Class B (a)	19,185	279,988
TOTAL SWEDEN		4,508,682

SWITZERLAND — 6.9%
BEVERAGES — 0.1%
Coca-Cola HBC AG (a)	10,085	252,455

BUILDING PRODUCTS — 0.1%
Geberit AG (a)	853	427,972

CAPITAL MARKETS — 0.9%
Credit Suisse Group AG (a)	51,770	538,649
Credit Suisse Group AG - ADR (b)	11,870	122,380
Julius Baer Group Ltd. (a)	8,240	346,053
Partners Group Holding AG (a)	644	586,474
UBS Group AG	2	23
UBS Group AG - Registered Shares (a)	68,972	796,545
		2,390,124
CHEMICALS — 0.4%
Givaudan S.A. (a)	272	1,016,706

CONSTRUCTION MATERIALS — 0.2%
LafargeHolcim Ltd. (a) (b)	14,563	641,575

ELECTRICAL EQUIPMENT — 0.3%
ABB Ltd. - ADR	36,454	822,402

FOOD PRODUCTS — 2.3%
Barry Callebaut AG (a)	265	505,831
Chocoladefabiken Lindt & Spruengli AG (a)	82	677,252
Nestlé S.A. - ADR	46,902	5,179,857
		6,362,940
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Alcon, Inc. (b)	9,476	543,164

INSURANCE — 0.5%
Swiss Re AG (a)	7,309	566,688
Zurich Insurance Group AG - ADR	24,700	870,922
		1,437,610
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Lonza Group AG (a)	1,788	947,080
Lonza Group AG - ADR	1,070	56,699
		1,003,779
PHARMACEUTICALS — 1.4%
Roche Holding AG - ADR	86,624	3,757,749

PROFESSIONAL SERVICES — 0.1%
Adecco Group AG (a)	5,500	259,240
Adecco Group AG - ADR	4,982	117,077
		376,317
TOTAL SWITZERLAND		19,032,793

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
TAIWAN — 3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Chunghwa Telecom Co. Ltd. - ADR	66,939	$2,635,389

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
AU Optronics Corp. - ADR	165,806	504,050

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
ASE Industrial Holding Co. Ltd. - ADR	126,937	576,294
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	105,119	5,967,606
United Microelectronics Corp. - ADR	318,743	841,481
		7,385,381
TOTAL TAIWAN		10,524,820

TURKEY — 0.2%
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	99,393	572,504

UNITED KINGDOM — 7.5%
BANKS — 0.8%
HSBC Holdings plc - ADR	56,627	1,321,108
Lloyds Banking Group plc (a)	437,921	168,903
Lloyds Banking Group plc - ADR	229,832	344,748
Standard Chartered plc (a)	45,834	248,453
		2,083,212
BEVERAGES — 0.1%
Coca-Cola European Partners plc	8,952	338,028

DIVERSIFIED FINANCIAL SERVICES — 0.3%
London Stock Exchange Group plc (a)	7,929	824,565

ELECTRIC UTILITIES — 0.2%
SSE plc (a)	5,602	94,858
SSE plc - ADR	22,840	383,940
		478,798
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
SEGRO plc (a)	65,385	722,984

FOOD & STAPLES RETAILING — 0.4%
Ocado Group plc (a) (b)	12,670	318,397
Tesco plc (a)	161,997	455,636
Tesco plc - ADR	29,931	258,307
		1,032,340
FOOD PRODUCTS — 0.2%
Associated British Foods plc (a)	19,313	456,514

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Smith & Nephew plc - ADR	12,954	493,807

HOTELS, RESTAURANTS & LEISURE — 0.3%
Compass Group plc (a)	1,830	25,178
Compass Group plc - ADR	38,767	531,495
InterContinental Hotels Group plc	8,658	384,069

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
UNITED KINGDOM — 7.5%, continued
HOTELS, RESTAURANTS & LEISURE — 0.3%, continued
InterContinental Hotels Group plc (a)	732	$32,314
		973,056
HOUSEHOLD DURABLES — 0.4%
Berkeley Group Holdings (The) (a)	7,006	360,718
Persimmon plc (a)	15,971	451,997
Taylor Wimpey plc (a)	179,836	317,407
		1,130,122
HOUSEHOLD PRODUCTS — 0.5%
Reckitt Benckiser Group plc (a)	3,212	295,494
Reckitt Benckiser Group plc - ADR	57,335	1,060,411
		1,355,905
INDUSTRIAL CONGLOMERATES — 0.1%
Smiths Group plc (a)	21,685	378,955

INSURANCE — 0.5%
Legal & General Group plc (a)	242,904	662,205
Prudential plc - ADR	22,297	677,383
		1,339,588
MEDIA — 0.1%
PEARSON plc (a)	24,794	176,440
PEARSON plc - ADR	28,318	204,739
		381,179
METALS & MINING — 0.2%
Antofagasta plc (a)	54,457	630,161

MULTI-UTILITIES — 0.3%
National Grid plc - ADR	14,061	854,065

PHARMACEUTICALS — 1.5%
AstraZeneca plc - ADR	43,708	2,311,716
GlaxoSmithKline plc - ADR	46,926	1,914,112
		4,225,828
PROFESSIONAL SERVICES — 0.3%
RELX plc - ADR	39,538	931,515

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Rentokil Initial plc (a) (b)	66,541	420,743

SOFTWARE — 0.2%
Sage Group plc (The) (a)	44,261	367,402
Sage Group plc (The) - ADR	2,320	77,686
		445,088
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Ashtead Group plc (a)	15,421	520,189

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Vodafone Group plc - ADR	39,080	622,935
TOTAL UNITED KINGDOM		20,639,577

UNITED STATES — 0.6%
AIR FREIGHT & LOGISTICS — 0.0%(c)
BEST, Inc. (b)	25,273	108,169

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.6%, continued
UNITED STATES — 0.6%, continued
FOOD & STAPLES RETAILING — 0.1%
Companhia Brasileira de Distibuição - ADR	15,988	$208,963

HOTELS, RESTAURANTS & LEISURE — 0.2%
Yum China Holdings, Inc.	11,775	566,024

METALS & MINING — 0.3%
Impala Platinum Holdings Ltd. - ADR	43,964	288,404
Pan American Silver Corp.	18,018	547,567
		835,971
TOTAL UNITED STATES		1,719,127
TOTAL COMMON STOCKS (COST $215,417,088)		269,815,306

PREFERRED STOCKS — 0.3%
BRAZIL — 0.3%
BANKS — 0.2%
Itau Unibanco Holding S.A. - ADR	92,356	433,150

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Telefonica Brasil S.A. - ADR	39,419	349,252
TOTAL PREFERRED STOCKS (COST $993,987)		782,402

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$290,000	$293,770
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	898,632
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	497,913
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	296,658
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	122,932
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	500,000
TOTAL CORPORATE NOTES (COST $2,550,000)				$2,609,905

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 0.09% (e) (COST $544,126)	544,126	$544,126

TOTAL INVESTMENTS - (COST $219,505,201) — 99.0%		$273,751,739
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		2,674,395
NET ASSETS — 100.0%		$276,426,134

(a)

This security has been fair valued by the methods established by a systematic valuation model provided by an independent third-party pricing service under the guidelines established by the Board of Trustees (Note 2).

(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$290,000	$293,770	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	898,632	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	497,913	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	296,658	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	122,932	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/20	06/12/20	500,000	500,000	0.2%
		$2,550,000	$2,609,905	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2020.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%
AIR FREIGHT & LOGISTICS — 1.0%
FedEx Corp.	6,660	$933,865
United Parcel Service, Inc. - Class B	13,500	1,500,930
		2,434,795
AIRLINES — 0.7%
American Airlines Group, Inc.	19,250	251,598
Delta Air Lines, Inc.	15,560	436,458
Southwest Airlines Co.	15,350	524,663
United Airlines Holdings, Inc. (a)	12,530	433,663
		1,646,382
AUTO COMPONENTS — 0.3%
Aptiv plc	4,830	376,354
BorgWarner, Inc.	7,240	255,572
		631,926
AUTOMOBILES — 0.3%
Ford Motor Co.	116,143	706,149

BANKS — 7.6%
Bank of America Corp.	185,430	4,403,963
Citigroup, Inc.	56,466	2,885,413
Citizens Financial Group, Inc.	10,900	275,116
Comerica, Inc.	9,200	350,520
Fifth Third Bancorp	19,490	375,767
First Republic Bank	2,170	229,998
Huntington Bancshares, Inc.	28,370	256,323
JPMorgan Chase & Co.	43,105	4,054,456
KeyCorp	18,558	226,036
M&T Bank Corp.	4,696	488,243
PNC Financial Services Group, Inc. (The)	14,391	1,514,077
Regions Financial Corp.	24,860	276,443
Truist Financial Corp.	29,720	1,115,986
U.S. Bancorp	51,257	1,887,283
Zions Bancorp., N.A.	12,160	413,440
		18,753,064
BEVERAGES — 2.5%
Coca-Cola Co. (The)	73,340	3,276,831
PepsiCo, Inc.	21,689	2,868,587
		6,145,418
BIOTECHNOLOGY — 3.5%
AbbVie, Inc.	22,556	2,214,548
Alexion Pharmaceuticals, Inc. (a)	4,360	489,366
Amgen, Inc.	6,734	1,588,281
Biogen, Inc. (a)	3,810	1,019,366
Gilead Sciences, Inc.	34,500	2,654,430
Regeneron Pharmaceuticals, Inc. (a)	1,150	717,198
		8,683,189
BUILDING PRODUCTS — 0.5%
Johnson Controls International plc	36,697	1,252,836

CAPITAL MARKETS — 3.3%
Bank of New York Mellon Corp. (The)	32,784	1,267,102
BlackRock, Inc.	1,502	817,223
Charles Schwab Corp. (The)	11,710	395,095
CME Group, Inc.	4,320	702,173
Franklin Resources, Inc.	28,500	597,645
Goldman Sachs Group, Inc. (The)	7,387	1,459,819

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
CAPITAL MARKETS — 3.3%, continued
Intercontinental Exchange, Inc.	5,470	$501,052
Invesco Ltd.	20,392	219,418
Morgan Stanley	24,461	1,181,466
Northern Trust Corp.	6,297	499,604
State Street Corp.	6,610	420,066
		8,060,663
CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	1,067	257,638
Albemarle Corp.	7,040	543,558
CF Industries Holdings, Inc.	5,360	150,830
Corteva, Inc.	14,630	391,938
DuPont de Nemours, Inc.	20,701	1,099,844
Eastman Chemical Co.	3,520	245,133
Ecolab, Inc.	3,816	759,193
International Flavors & Fragrances, Inc.	2,880	352,685
Linde plc	7,326	1,553,918
LyondellBasell Industries N.V. - Class A	23,940	1,573,337
		6,928,074
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Republic Services, Inc.	14,920	1,224,186
Rollins, Inc.	7,640	323,860
Waste Management, Inc.	10,150	1,074,986
		2,623,032
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	109,350	5,100,084

CONSUMER FINANCE — 1.1%
American Express Co.	8,404	800,061
Capital One Financial Corp.	32,500	2,034,175
		2,834,236
CONTAINERS & PACKAGING — 0.5%
Amcor plc	57,960	591,772
Ball Corp.	5,768	400,818
WestRock Co.	10,430	294,752
		1,287,342
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	9,560	136,517

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	155,776	4,709,108
CenturyLink, Inc.	30,728	308,202
Verizon Communications, Inc.	97,790	5,391,163
		10,408,473
ELECTRIC UTILITIES — 4.6%
American Electric Power Co., Inc.	21,390	1,703,500
Duke Energy Corp.	27,934	2,231,647
Edison International	11,027	598,876
Eversource Energy	15,020	1,250,715
NextEra Energy, Inc.	10,545	2,532,593
PPL Corp.	22,061	570,056
Southern Co. (The)	33,141	1,718,361
Xcel Energy, Inc.	13,514	844,625
		11,450,373
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. plc	8,250	721,710

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
ELECTRICAL EQUIPMENT — 1.2%, continued
Emerson Electric Co.	19,274	$1,195,566
Rockwell Automation, Inc.	4,790	1,020,270
		2,937,546
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	14,610	378,399
TE Connectivity Ltd.	12,396	1,010,894
		1,389,293
ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes Co.	85,340	1,313,383
Schlumberger Ltd.	201,336	3,702,569
		5,015,952
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	14,220	1,079,298
Electronic Arts, Inc. (a)	2,910	384,266
Walt Disney Co. (The)	17,789	1,983,651
		3,447,215
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
AvalonBay Communities, Inc.	3,130	484,023
Boston Properties, Inc.	2,990	270,236
Crown Castle International Corp.	5,780	967,283
Digital Realty Trust, Inc.	5,230	743,235
Equity Residential	10,400	611,728
Federal Realty Investment Trust	3,900	332,319
Host Hotels & Resorts, Inc.	20,090	216,771
Iron Mountain, Inc.	13,190	344,259
Public Storage	1,920	368,429
Simon Property Group, Inc.	9,489	648,858
Ventas, Inc.	10,570	387,073
Welltower, Inc.	9,100	470,925
Weyerhaeuser Co.	11,149	250,407
		6,095,546
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	4,430	1,343,220
Kroger Co. (The)	18,754	634,823
Walgreens Boots Alliance, Inc.	23,650	1,002,524
Walmart, Inc.	37,350	4,473,783
		7,454,350
FOOD PRODUCTS — 2.7%
Conagra Brands, Inc.	7,850	276,085
General Mills, Inc.	16,714	1,030,418
Hormel Foods Corp.	14,460	697,984
J.M. Smucker Co. (The)	5,180	548,096
Kellogg Co.	11,990	792,059
Kraft Heinz Co. (The)	15,130	482,496
McCormick & Co., Inc.	2,450	439,554
Mondelez International, Inc. - Class A	39,932	2,041,723
Tyson Foods, Inc. - Class A	4,500	268,695
		6,577,110
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abbott Laboratories	25,240	2,307,693
Baxter International, Inc.	13,012	1,120,333
Becton, Dickinson and Co.	8,300	1,985,941
Boston Scientific Corp. (a)	11,810	414,649
Cooper Cos., Inc. (The)	1,170	331,859
Danaher Corp.	13,400	2,369,522

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%, continued
Medtronic plc	30,730	$2,817,941
Stryker Corp.	3,470	625,259
Varian Medical Systems, Inc. (a)	1,980	242,590
		12,215,787
HEALTH CARE PROVIDERS & SERVICES — 6.6%
AmerisourceBergen Corp.	4,630	466,565
Anthem, Inc.	6,020	1,583,140
Cardinal Health, Inc.	8,170	426,392
Centene Corp. (a)	14,930	948,802
Cigna Corp.	8,092	1,518,464
CVS Health Corp.	33,834	2,198,195
HCA Healthcare, Inc.	5,880	570,713
Humana, Inc.	2,650	1,027,537
McKesson Corp.	5,714	876,642
UnitedHealth Group, Inc.	22,650	6,680,617
		16,297,067
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	5,350	366,742

HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	11,853	194,626
McDonald’s Corp.	12,020	2,217,330
Royal Caribbean Cruises Ltd.	2,530	127,259
		2,539,215
HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.	1,752	226,937

HOUSEHOLD PRODUCTS — 2.4%
Church & Dwight Co., Inc.	3,240	250,452
Colgate-Palmolive Co.	17,318	1,268,717
Kimberly-Clark Corp.	3,750	530,062
Procter & Gamble Co. (The)	32,266	3,858,046
		5,907,277
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	27,234	394,621

INSURANCE — 7.3%
Aflac, Inc.	26,880	968,486
Allstate Corp. (The)	10,919	1,059,034
American International Group, Inc.	33,857	1,055,661
Aon plc - Class A	3,307	636,928
Arthur J. Gallagher & Co.	2,930	285,646
Chubb Ltd.	22,517	2,851,104
Cincinnati Financial Corp.	7,712	493,799
Everest Re Group Ltd.	1,880	387,656
Globe Life, Inc.	2,890	214,525
Hartford Financial Services Group, Inc. (The)	21,030	810,707
Lincoln National Corp.	17,980	661,484
Loews Corp.	7,470	256,146
Marsh & McLennan Cos., Inc.	9,630	1,033,973
MetLife, Inc.	31,133	1,136,977
Principal Financial Group, Inc.	11,170	464,002
Progressive Corp. (The)	9,990	800,299
Prudential Financial, Inc.	23,240	1,415,316
Travelers Cos., Inc. (The)	14,063	1,603,885
Unum Group	83,690	1,388,417

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
INSURANCE — 7.3%, continued
Willis Towers Watson plc	2,350	$462,833
		17,986,878
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. - Class A (a)	160	226,888
Alphabet, Inc. - Class C (a)	300	424,083
Twitter, Inc. (a)	12,880	383,695
		1,034,666
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Amazon.com, Inc. (a)	130	358,647
Booking Holdings, Inc. (a)	150	238,851
Expedia Group, Inc.	2,510	206,322
		803,820
IT SERVICES — 3.4%
Accenture plc - Class A	8,940	1,919,597
Automatic Data Processing, Inc.	5,210	775,717
Cognizant Technology Solutions Corp. - Class A	14,700	835,254
Fidelity National Information Services, Inc.	12,950	1,736,465
International Business Machines Corp.	21,862	2,640,274
Paychex, Inc.	3,684	279,063
Visa, Inc. - Class A	1,780	343,843
		8,530,213
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Bio-Rad Laboratories, Inc. - Class A (a)	780	352,162
Illumina, Inc. (a)	1,180	437,013
Thermo Fisher Scientific, Inc.	2,744	994,261
		1,783,436
MACHINERY — 2.0%
Deere & Co.	4,107	645,415
Dover Corp.	3,103	299,626
Flowserve Corp.	6,920	197,358
Illinois Tool Works, Inc.	7,275	1,272,034
Parker-Hannifin Corp.	1,557	285,351
Pentair plc	16,670	633,293
Stanley Black & Decker, Inc.	5,020	699,688
Trane Technologies plc	6,355	565,468
Xylem, Inc.	5,620	365,075
		4,963,308
MEDIA — 1.5%
Comcast Corp. - Class A	71,180	2,774,596
Discovery, Inc. (a)	6,870	144,957
Omnicom Group, Inc.	10,229	558,503
ViacomCBS, Inc. - Class B	14,746	343,877
		3,821,933
METALS & MINING — 0.9%
Newmont Corp.	27,320	1,686,737
Nucor Corp.	13,250	548,682
		2,235,419
MULTI-LINE RETAIL — 0.2%
Dollar Tree, Inc. (a)	4,230	392,036

MULTI-UTILITIES — 1.7%
Ameren Corp.	7,950	559,362
CMS Energy Corp.	6,220	363,372
Consolidated Edison, Inc.	16,021	1,152,391

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
MULTI-UTILITIES — 1.7%, continued
DTE Energy Co.	6,870	$738,525
NiSource, Inc.	29,770	676,970
Sempra Energy	6,053	709,593
		4,200,213
OIL, GAS & CONSUMABLE FUELS — 2.8%
ConocoPhillips	44,157	1,855,477
Hess Corp.	18,550	961,075
Marathon Oil Corp.	111,150	680,238
Noble Energy, Inc.	96,828	867,579
ONEOK, Inc.	9,825	326,387
Valero Energy Corp.	36,570	2,151,047
		6,841,803
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	23,479	1,380,565
Eli Lilly & Co.	10,600	1,740,308
Johnson & Johnson	46,641	6,559,124
Merck & Co., Inc.	38,440	2,972,565
Mylan N.V. (a)	23,050	370,644
Perrigo Co. plc	7,470	412,867
		13,436,073
PROFESSIONAL SERVICES — 0.3%
Nielsen Holdings plc	23,380	347,427
Verisk Analytics, Inc.	1,670	284,234
		631,661
ROAD & RAIL — 1.1%
CSX Corp.	9,290	647,885
J.B. Hunt Transport Services, Inc.	4,450	535,513
Norfolk Southern Corp.	2,680	470,528
Union Pacific Corp.	6,650	1,124,315
		2,778,241
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Intel Corp.	39,878	2,385,901
Texas Instruments, Inc.	6,290	798,641
		3,184,542
SOFTWARE — 1.2%
Microsoft Corp.	3,090	628,846
NortonLifeLock, Inc.	11,610	230,226
Oracle Corp.	29,722	1,642,735
Tyler Technologies, Inc. (a)	1,220	423,194
		2,925,001
SPECIALTY RETAIL — 1.3%
Best Buy Co., Inc.	4,590	400,569
Home Depot, Inc. (The)	7,402	1,854,275
L Brands, Inc.	12,790	191,467
Lowe’s Cos., Inc.	5,760	778,291
		3,224,602
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
HP, Inc.	36,560	637,241
Western Digital Corp.	18,635	822,735
		1,459,976
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. - Class B	9,970	977,558
PVH Corp.	2,630	126,372

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
TEXTILES, APPAREL & LUXURY GOODS — 0.6%, continued
VF Corp.	7,520	$458,269
		1,562,199
TRADING COMPANIES & DISTRIBUTORS — 0.1%
W.W. Grainger, Inc.	1,090	342,434

WATER UTILITIES — 0.2%
American Water Works Co., Inc.	3,640	468,322

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	8,350	869,652

TOTAL COMMON STOCKS (COST $222,227,142)		243,423,639

RIGHTS — 0.0% (b)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (b)
T-Mobile US, Inc. (a) (Cost $924)	6,432	1,081

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$280,000	$283,640
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	450,000	464,809
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	720,000	746,870
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	280,000	286,429
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	250,000	256,108
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	280,000	280,000
TOTAL CORPORATE NOTES (COST $2,260,000)				2,317,856

TOTAL INVESTMENTS - (COST $224,488,066) — 99.4%				$245,742,576
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%				1,374,607
NET ASSETS — 100.0%				$247,117,183

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$280,000	$283,640	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	464,809	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	746,870	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	286,429	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	256,108	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	280,000	0.1%
		$2,260,000	$2,317,856	0.9%

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%
AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc. - Class B	5,945	$660,965

AIRLINES — 0.1%
United Airlines Holdings, Inc. (a)	10,340	357,867

BANKS — 1.1%
JPMorgan Chase & Co.	36,275	3,412,027
PNC Financial Services Group, Inc. (The)	1,763	185,485
		3,597,512
BEVERAGES — 1.1%
Coca-Cola Co. (The)	38,120	1,703,201
PepsiCo, Inc.	15,380	2,034,159
		3,737,360
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	17,711	1,738,866
Alexion Pharmaceuticals, Inc. (a)	2,861	321,119
Amgen, Inc.	7,554	1,781,686
Incyte Corp. (a)	4,067	422,846
Regeneron Pharmaceuticals, Inc. (a)	1,071	667,929
Vertex Pharmaceuticals, Inc. (a)	5,704	1,655,928
		6,588,374
BUILDING PRODUCTS — 0.2%
Allegion plc	2,650	270,883
Masco Corp.	8,006	401,981
		672,864
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	2,290	343,592
BlackRock, Inc.	1,273	692,626
Cboe Global Markets, Inc.	4,824	449,983
Charles Schwab Corp. (The)	17,708	597,468
CME Group, Inc.	3,998	649,835
Intercontinental Exchange, Inc.	5,631	515,800
MarketAxess Holdings, Inc.	960	480,883
Moody’s Corp.	4,415	1,212,933
MSCI, Inc.	1,797	599,874
Northern Trust Corp.	5,918	469,534
S&P Global, Inc.	6,654	2,192,360
T. Rowe Price Group, Inc.	4,600	568,100
		8,772,988
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	7,178	1,733,200
Celanese Corp.	5,274	455,357
Dow, Inc.	17,187	700,542
Ecolab, Inc.	4,114	818,480
Linde plc	10,958	2,324,301
Sherwin-Williams Co. (The)	2,017	1,165,524
		7,197,404
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	1,634	435,233
Copart, Inc. (a)	5,108	425,343
Republic Services, Inc.	3,583	293,985
Waste Management, Inc.	9,954	1,054,228
		2,208,789

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
COMMUNICATIONS EQUIPMENT — 0.1%
Arista Networks, Inc. (a)	1,860	$390,656

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	1,616	333,817
Vulcan Materials Co.	4,145	480,198
		814,015
CONSUMER FINANCE — 0.2%
American Express Co.	7,894	751,509

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	2,718	310,097
Ball Corp.	7,143	496,367
International Paper Co.	13,529	476,356
		1,282,820
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,833	507,238

ELECTRIC UTILITIES — 0.4%
NextEra Energy, Inc.	5,626	1,351,196

ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	6,609	590,646
Emerson Electric Co.	13,891	861,659
Rockwell Automation, Inc.	6,198	1,320,174
		2,772,479
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. - Class A	6,146	588,848
Keysight Technologies, Inc. (a)	4,941	497,954
TE Connectivity Ltd.	6,810	555,355
Zebra Technologies Corp. - Class A (a)	1,267	324,289
		1,966,446
ENTERTAINMENT — 2.3%
Electronic Arts, Inc. (a)	2,965	391,528
Fox Corp. - Class B	6,351	170,461
Netflix, Inc. (a)	9,792	4,455,752
Walt Disney Co. (The)	25,353	2,827,113
		7,844,854
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	1,991	323,040
American Tower Corp.	9,532	2,464,403
Crown Castle International Corp.	3,249	543,720
Equinix, Inc.	2,077	1,458,677
Extra Space Storage, Inc.	6,030	556,991
Healthpeak Properties, Inc.	11,789	324,905
Iron Mountain, Inc.	18,158	473,924
Mid-America Apartment Communities, Inc.	2,460	282,088
Prologis, Inc.	8,827	823,824
Realty Income Corp.	4,636	275,842
SBA Communications Corp.	2,698	803,788
		8,331,202
FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.	6,383	1,935,389
Sysco Corp.	9,960	544,414
		2,479,803

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
FOOD PRODUCTS — 0.1%
Lamb Weston Holdings, Inc.	5,200	$332,436

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	24,566	2,246,069
Align Technology, Inc. (a)	1,431	392,724
Baxter International, Inc.	5,675	488,618
Boston Scientific Corp. (a)	20,247	710,872
Cooper Cos., Inc. (The)	1,161	329,306
Danaher Corp.	11,494	2,032,484
Edwards Lifesciences Corp. (a)	12,210	843,833
Hologic, Inc. (a)	6,559	373,863
IDEXX Laboratories, Inc. (a)	2,060	680,130
ResMed, Inc.	3,458	663,936
STERIS plc	2,144	328,975
Teleflex, Inc.	1,350	491,373
		9,582,183
HEALTH CARE PROVIDERS & SERVICES — 0.1%
UnitedHealth Group, Inc.	1,410	415,879

HOTELS, RESTAURANTS & LEISURE — 1.6%
Chipotle Mexican Grill, Inc. (a)	397	417,787
Hilton Worldwide Holdings, Inc.	7,789	572,102
Marriott International, Inc. - Class A	6,393	548,072
McDonald’s Corp.	7,317	1,349,767
Starbucks Corp.	27,592	2,030,495
Yum! Brands, Inc.	7,084	615,671
		5,533,894
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	6,078	337,025
Garmin Ltd.	3,784	368,940
NVR, Inc. (a)	75	244,406
		950,371
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	7,801	603,017
Colgate-Palmolive Co.	7,257	531,648
Kimberly-Clark Corp.	3,121	441,154
Procter & Gamble Co. (The)	28,667	3,427,713
		5,003,532
INDUSTRIAL CONGLOMERATES — 0.3%
Roper Technologies, Inc.	2,829	1,098,388

INSURANCE — 1.2%
Aflac, Inc.	8,308	299,337
Allstate Corp. (The)	3,039	294,753
Aon plc - Class A	4,556	877,485
Arthur J. Gallagher & Co.	4,367	425,739
Marsh & McLennan Cos., Inc.	8,240	884,729
Progressive Corp. (The)	7,178	575,029
Travelers Cos., Inc. (The)	4,355	496,688
Willis Towers Watson plc	1,560	307,242
		4,161,002
INTERACTIVE MEDIA & SERVICES — 9.2%
Alphabet, Inc. - Class A (a)	5,155	7,310,048
Alphabet, Inc. - Class C (a)	8,036	11,359,770
Facebook, Inc. - Class A (a)	54,055	12,274,269
		30,944,087

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
INTERNET & DIRECT MARKETING RETAIL — 7.8%
Amazon.com, Inc. (a)	8,700	$24,001,734
Booking Holdings, Inc. (a)	915	1,456,991
eBay, Inc.	17,315	908,172
		26,366,897
IT SERVICES — 7.5%
Accenture plc - Class A	9,729	2,089,011
Automatic Data Processing, Inc.	5,950	885,896
Broadridge Financial Solutions, Inc.	2,596	327,589
Fiserv, Inc. (a)	14,476	1,413,147
FleetCor Technologies, Inc. (a)	2,434	612,224
Gartner, Inc. (a)	3,640	441,641
Mastercard, Inc. - Class A	20,726	6,128,678
Paychex, Inc.	6,525	494,269
PayPal Holdings, Inc. (a)	26,707	4,653,161
VeriSign, Inc. (a)	2,251	465,574
Visa, Inc. - Class A	39,523	7,634,658
		25,145,848
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	4,775	421,967
Illumina, Inc. (a)	1,958	725,145
IQVIA Holdings, Inc. (a)	2,768	392,724
Mettler-Toledo International, Inc. (a)	600	483,330
Thermo Fisher Scientific, Inc.	9,555	3,462,159
Waters Corp. (a)	1,646	296,938
		5,782,263
MACHINERY — 1.4%
Deere & Co.	4,186	657,830
Dover Corp.	3,517	339,602
IDEX Corp.	1,894	299,328
Illinois Tool Works, Inc.	7,564	1,322,565
PACCAR, Inc.	6,051	452,917
Parker-Hannifin Corp.	1,542	282,602
Pentair plc	13,951	529,999
Trane Technologies plc	5,595	497,843
Westinghouse Air Brake Technologies Corp.	8,331	479,616
		4,862,302
MEDIA — 1.2%
Charter Communications, Inc. - Class A (a)	3,842	1,959,574
Comcast Corp. - Class A	53,294	2,077,400
		4,036,974
MULTI-LINE RETAIL — 0.6%
Dollar General Corp.	5,953	1,134,106
Target Corp.	8,134	975,511
		2,109,617
MULTI-UTILITIES — 0.1%
Sempra Energy	1,673	196,126

OIL, GAS & CONSUMABLE FUELS — 0.4%
ConocoPhillips	22,543	947,257
Hess Corp.	8,179	423,754
		1,371,011
PERSONAL PRODUCTS — 0.3%
Coty, Inc. - Class A	62,200	278,034

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
PERSONAL PRODUCTS — 0.3%, continued
Estée Lauder Cos., Inc. (The) - Class A	4,119	$777,173
		1,055,207
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	28,376	1,668,509
Eli Lilly & Co.	10,220	1,677,920
Johnson & Johnson	27,458	3,861,419
Merck & Co., Inc.	32,671	2,526,448
Zoetis, Inc.	11,310	1,549,922
		11,284,218
PROFESSIONAL SERVICES — 0.6%
Equifax, Inc.	2,310	397,043
IHS Markit Ltd.	7,747	584,898
Nielsen Holdings plc	26,299	390,803
Verisk Analytics, Inc.	3,035	516,557
		1,889,301
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. - Class A (a)	6,483	293,161

ROAD & RAIL — 1.1%
CSX Corp.	6,407	446,824
J.B. Hunt Transport Services, Inc.	4,820	580,039
Kansas City Southern	2,079	310,374
Norfolk Southern Corp.	2,169	380,811
Old Dominion Freight Line, Inc.	3,310	561,343
Union Pacific Corp.	9,161	1,548,850
		3,828,241
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.2%
Advanced Micro Devices, Inc. (a)	25,831	1,358,969
Analog Devices, Inc.	8,424	1,033,119
Applied Materials, Inc.	22,796	1,378,018
Broadcom, Inc.	9,079	2,865,423
Intel Corp.	57,987	3,469,362
KLA Corp.	4,142	805,536
Lam Research Corp.	3,673	1,188,069
Microchip Technology, Inc.	6,565	691,360
Micron Technology, Inc. (a)	24,865	1,281,045
NVIDIA Corp.	13,949	5,299,365
QUALCOMM, Inc.	26,110	2,381,493
Skyworks Solutions, Inc.	3,648	466,433
Texas Instruments, Inc.	13,417	1,703,557
Xilinx, Inc.	4,619	454,463
		24,376,212

	Shares	Fair Value
COMMON STOCKS — 98.5%, continued
SOFTWARE — 15.5%
Adobe, Inc. (a)	10,207	$4,443,209
ANSYS, Inc. (a)	1,778	518,696
Autodesk, Inc. (a)	4,626	1,106,493
Cadence Design Systems, Inc. (a)	7,094	680,740
Citrix Systems, Inc.	2,932	433,672
Fortinet, Inc. (a)	4,150	569,671
Intuit, Inc.	6,400	1,895,616
Microsoft Corp.	168,288	34,248,291
Oracle Corp.	29,220	1,614,989
Paycom Software, Inc. (a)	1,270	393,357
salesforce.com, inc. (a)	20,427	3,826,590
ServiceNow, Inc. (a)	4,603	1,864,491
Synopsys, Inc. (a)	2,920	569,400
		52,165,215
SPECIALTY RETAIL — 2.8%
AutoZone, Inc. (a)	469	529,088
CarMax, Inc. (a)	3,220	288,351
Home Depot, Inc. (The)	16,776	4,202,556
Lowe’s Cos., Inc.	9,809	1,325,392
O’Reilly Automotive, Inc. (a)	1,110	468,054
Ross Stores, Inc.	8,895	758,210
TJX Cos., Inc. (The)	25,363	1,282,353
Ulta Beauty, Inc. (a)	2,800	569,576
		9,423,580
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.0%
Apple, Inc.	92,142	33,613,402

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. - Class B	20,887	2,047,970

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	16,064	688,182
United Rentals, Inc. (a)	2,770	412,841
		1,101,023
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	4,180	537,799

TOTAL COMMON STOCKS (COST $170,434,440)		331,794,480

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2020 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (b)	2.000%	06/15/22	$550,000	$557,150
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	929,619
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/23	200,000	207,464
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/17/24	550,000	562,628
Calvert Social Investment Foundation, Inc. (b)	3.000%	12/15/24	150,000	153,665
Calvert Social Investment Foundation, Inc. (b)	2.500%	06/13/25	670,000	670,000
TOTAL CORPORATE NOTES (COST $3,020,000)				3,080,526

TOTAL INVESTMENTS - (COST $173,454,440) — 99.4%				$334,875,006
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%				2,121,038
NET ASSETS — 100.0%				$336,996,044

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$550,000	$557,150	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	929,619	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	207,464	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	562,628	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	153,665	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	670,000	0.2%
		$3,020,000	$3,080,526	0.9%

(c)	Percentage rounds to less than 0.1%.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	4,200	$180,726
Echo Global Logistics, Inc. (a)	6,670	144,205
Forward Air Corp.	6,040	300,913
Hub Group, Inc. - Class A (a)	5,380	257,487
		883,331
AIRLINES — 0.7%
Allegiant Travel Co.	3,110	339,643
Hawaiian Holdings, Inc.	10,110	141,944
SkyWest, Inc.	10,090	329,136
		810,723
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	11,990	91,124
Cooper Tire & Rubber Co.	6,440	177,808
Cooper-Standard Holdings, Inc. (a)	7,970	105,603
Dorman Products, Inc. (a)	5,550	372,239
Fox Factory Holding Corp. (a)	7,010	579,096
Garrett Motion, Inc. (a)	14,830	82,158
Gentherm, Inc. (a)	4,820	187,498
LCI Industries	4,750	546,155
Standard Motor Products, Inc.	3,290	135,548
		2,277,229
AUTOMOBILES — 0.5%
Winnebago Industries, Inc.	7,900	526,298

BANKS — 7.0%
Ameris Bancorp	10,274	242,364
Banc of California, Inc.	10,340	111,982
Banner Corp.	6,070	230,660
Berkshire Hills Bancorp, Inc.	5,910	65,128
Boston Private Financial Holdings, Inc.	10,750	73,960
Brookline Bancorp, Inc.	12,520	126,202
Cadence BanCorp.	29,110	257,915
Central Pacific Financial Corp.	5,690	91,211
City Holding Co.	2,910	189,645
Columbia Banking System, Inc.	10,590	300,174
Community Bank System, Inc.	9,070	517,171
Customers Bancorp, Inc. (a)	6,950	83,539
CVB Financial Corp.	22,880	428,771
Eagle Bancorp, Inc.	5,790	189,623
First BanCorp.	38,970	217,842
First Commonwealth Financial Corp.	17,510	144,983
First Financial Bancorp	15,720	218,351
First Midwest Bancorp, Inc.	18,900	252,315
Franklin Financial Network, Inc.	2,220	57,165
Great Western Bancorp, Inc.	11,480	157,965
Hanmi Financial Corp.	6,740	65,445
Heritage Financial Corp.	6,310	126,200
Hope Bancorp, Inc.	22,210	204,776
Independent Bank Corp.	5,580	374,362
NBT Bancorp, Inc.	7,000	215,320
OFG Bancorp	7,240	96,799
Old National Bancorp	37,700	518,752
Pacific Premier Bancorp, Inc.	15,026	325,764
Preferred Bank	2,910	124,693
S&T Bancorp, Inc.	5,970	139,996
Seacoast Banking Corp. of Florida (a)	8,510	173,604
ServisFirst Bancshares, Inc.	10,670	381,559

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
BANKS — 7.0%, continued
Simmons First National Corp. - Class A	19,010	$325,261
Southside Bancshares, Inc.	4,987	138,240
Tompkins Financial Corp.	2,100	136,017
Triumph Bancorp, Inc. (a)	1,430	34,706
United Community Banks, Inc.	12,060	242,647
Veritex Holdings, Inc.	13,050	230,985
Westamerica Bancorp.	4,410	253,222
		8,065,314
BEVERAGES — 0.4%
Coca-Cola Consolidated, Inc.	460	105,428
National Beverage Corp. (a)	5,760	351,475
		456,903
BIOTECHNOLOGY — 2.3%
AMAG Pharmaceuticals, Inc. (a)	6,120	46,818
Coherus BioSciences, Inc. (a)	6,990	124,841
Cytokinetics, Inc. (a)	11,220	264,455
Eagle Pharmaceuticals, Inc. (a)	3,150	151,137
Emergent BioSolutions, Inc. (a)	7,680	607,335
Enanta Pharmaceuticals, Inc. (a)	2,990	150,128
Momenta Pharmaceuticals, Inc. (a)	21,670	720,961
Myriad Genetics, Inc. (a)	13,480	152,863
REGENXBIO, Inc. (a)	5,140	189,306
Spectrum Pharmaceuticals, Inc. (a)	43,400	146,692
Vanda Pharmaceuticals, Inc. (a)	10,890	124,582
		2,679,118
BUILDING PRODUCTS — 3.3%
AAON, Inc.	9,750	529,328
American Woodmark Corp. (a)	2,505	189,503
Apogee Enterprises, Inc.	4,720	108,749
Gibraltar Industries, Inc. (a)	10,440	501,224
Insteel Industries, Inc.	5,610	106,983
Patrick Industries, Inc.	4,460	273,175
PGT Innovations, Inc. (a)	9,950	156,016
Quanex Building Products Corp.	11,930	165,588
Resideo Technologies, Inc. (a)	20,870	244,597
Simpson Manufacturing Co., Inc.	7,730	652,103
UFP Industries, Inc.	17,830	882,763
		3,810,029
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	6,450	73,659
Donnelley Financial Solutions, Inc. (a)	10,660	89,544
Greenhill & Co., Inc.	6,880	68,731
INTL FCStone, Inc. (a)	4,090	224,950
Piper Sandler Cos.	2,460	145,534
Virtus Investment Partners, Inc.	1,600	186,064
Waddell & Reed Financial, Inc. - Class A	10,140	157,271
WisdomTree Investments, Inc.	23,400	81,198
		1,026,951
CHEMICALS — 2.5%
Balchem Corp.	6,510	617,539
GCP Applied Technologies, Inc. (a)	12,830	238,381
H.B. Fuller Co.	10,240	456,704
Innospec, Inc.	5,910	456,548
Quaker Chemical Corp.	2,730	506,824
Stepan Co.	3,960	384,516

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
CHEMICALS — 2.5%, continued
Trinseo S.A.	7,990	$177,058
		2,837,570
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	13,350	484,605
Brady Corp. - Class A	14,170	663,439
Interface, Inc.	10,700	87,098
Matthews International Corp. - Class A	5,810	110,971
Pitney Bowes, Inc.	49,280	128,128
UniFirst Corp.	4,460	798,117
US Ecology, Inc.	5,630	190,745
		2,463,103
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	14,390	157,283
CalAmp Corp. (a)	9,400	75,294
Harmonic, Inc. (a)	31,980	151,905
NETGEAR, Inc. (a)	4,710	121,942
Plantronics, Inc.	8,330	122,284
Viavi Solutions, Inc. (a)	37,780	481,317
		1,110,025
CONSTRUCTION & ENGINEERING — 1.1%
Aegion Corp. (a)	7,920	125,690
Arcosa, Inc.	11,690	493,318
Comfort Systems USA, Inc.	7,610	310,108
Granite Construction, Inc.	7,530	144,124
MYR Group, Inc. (a)	4,650	148,382
		1,221,622
CONSUMER FINANCE — 1.1%
Encore Capital Group, Inc. (a)	6,580	224,905
Enova International, Inc. (a)	7,260	107,956
Green Dot Corp. - Class A (a)	11,100	544,788
PRA Group, Inc. (a)	6,920	267,527
World Acceptance Corp. (a)	1,600	104,832
		1,250,008
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	10,200	148,410

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	5,580	165,168
Perdoceo Education Corp. (a)	16,740	266,668
Regis Corp. (a)	7,340	60,041
		491,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
ATN International, Inc.	3,340	202,304
Cincinnati Bell, Inc. (a)	13,530	200,920
Cogent Communications Holdings, Inc.	6,040	467,254
Consolidated Communications Holdings, Inc. (a)	28,640	193,893
Iridium Communications, Inc. (a)	16,070	408,821
Vonage Holdings Corp. (a)	39,210	394,453
		1,867,645
ELECTRICAL EQUIPMENT — 0.8%
AZZ, Inc.	7,130	244,702
Encore Wire Corp.	5,520	269,486
Sunrun, Inc. (a)	18,970	374,088
		888,276

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arlo Technologies, Inc. (a)	48,227	$124,426
Badger Meter, Inc.	5,090	320,263
Benchmark Electronics, Inc.	8,020	173,232
CTS Corp.	6,010	120,440
Daktronics, Inc.	20,710	90,089
ePlus, Inc. (a)	2,280	161,150
Fabrinet (a)	7,070	441,309
FARO Technologies, Inc. (a)	3,950	211,720
Insight Enterprises, Inc. (a)	5,560	273,552
Itron, Inc. (a)	6,160	408,100
Knowles Corp. (a)	18,120	276,511
Methode Electronics, Inc.	8,170	255,394
MTS Systems Corp.	19,040	334,914
OSI Systems, Inc. (a)	2,550	190,332
Plexus Corp. (a)	4,900	345,744
Rogers Corp. (a)	3,610	449,806
Sanmina Corp. (a)	13,090	327,774
ScanSource, Inc. (a)	4,820	116,114
TTM Technologies, Inc. (a)	16,420	194,741
		4,815,611
ENERGY EQUIPMENT & SERVICES — 1.9%
Bristow Group, Inc. (a)	2,923	40,717
Core Laboratories N.V.	31,960	649,427
DMC Global, Inc.	3,080	85,008
Geospace Technologies Corp. (a)	51,310	385,851
Matrix Service Co. (a)	29,780	289,462
Nabors Industries Ltd.	2,861	105,914
Newpark Resources, Inc. (a)	188,870	421,180
SEACOR Holdings, Inc. (a)	3,470	98,271
Valaris plc (a)	216,880	141,384
		2,217,214
ENTERTAINMENT — 0.1%
Glu Mobile, Inc. (a)	12,550	116,338
Marcus Corp. (The)	3,770	50,028
		166,366
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Acadia Realty Trust	17,540	227,669
Agree Realty Corp.	7,920	520,423
Alexander & Baldwin, Inc.	14,570	177,608
American Assets Trust, Inc.	6,220	173,165
Armada Hoffler Properties, Inc.	8,590	85,471
CareTrust REIT, Inc.	16,990	291,548
Chatham Lodging Trust	7,530	46,084
Community Healthcare Trust, Inc.	16,290	666,261
DiamondRock Hospitality Co.	41,780	231,043
Diversified Healthcare Trust	40,550	179,434
Easterly Government Properties, Inc.	24,180	559,042
Essential Properties Realty Trust, Inc.	14,970	222,155
Four Corners Property Trust, Inc.	9,270	226,188
Franklin Street Properties Corp.	20,600	104,854
Getty Realty Corp.	3,980	118,126
Global Net Lease, Inc.	16,180	270,691
Hersha Hospitality Trust	22,160	127,642
Independence Realty Trust, Inc.	16,080	184,759
Innovative Industrial Properties, Inc.	4,400	387,288
iStar, Inc.	14,210	175,067
Kite Realty Group Trust	10,900	125,786

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%, continued
Lexington Realty Trust	54,310	$572,971
LTC Properties, Inc.	7,200	271,224
National Storage Affiliates Trust	7,930	227,274
Office Properties Income Trust	8,140	211,396
Pennsylvania Real Estate Investment Trust	104,730	142,433
Retail Opportunity Investments Corp.	14,670	166,211
Saul Centers, Inc.	3,160	101,973
Summit Hotel Properties, Inc.	18,710	110,950
Tanger Factory Outlet Centers, Inc.	15,060	107,378
Uniti Group, Inc.	35,680	333,608
Universal Health Realty Income Trust	1,650	131,158
Washington Prime Group, Inc.	41,630	35,002
Washington Real Estate Investment Trust	15,790	350,538
Xenia Hotels & Resorts, Inc.	23,860	222,614
		8,085,034
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc. (The)	8,590	118,199
Chefs’ Warehouse, Inc. (The) (a)	19,440	263,995
SpartanNash Co.	9,300	197,625
United Natural Foods, Inc. (a)	25,610	466,358
		1,046,177
FOOD PRODUCTS — 1.2%
B&G Foods, Inc.	13,360	325,717
Calavo Growers, Inc.	3,610	227,105
Cal-Maine Foods, Inc. (a)	7,730	343,830
Fresh Del Monte Produce, Inc.	7,570	186,374
J & J Snack Foods Corp.	1,760	223,749
John B. Sanfilippo & Son, Inc.	1,410	120,315
		1,427,090
GAS UTILITIES — 0.7%
South Jersey Industries, Inc.	31,420	785,186

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	24,590	250,080
Cardiovascular Systems, Inc. (a)	8,070	254,609
Glaukos Corp. (a)	8,640	331,949
Heska Corp. (a)	2,880	268,330
Integer Holdings Corp. (a)	8,180	597,549
Invacare Corp.	23,550	150,013
Lantheus Holdings, Inc. (a)	16,154	230,999
LeMaitre Vascular, Inc.	5,160	136,224
Meridian Bioscience, Inc. (a)	9,350	217,761
Merit Medical Systems, Inc. (a)	11,920	544,148
Mesa Laboratories, Inc.	980	212,464
Neogen Corp. (a)	9,033	700,961
OraSure Technologies, Inc. (a)	13,990	162,704
Orthofix Medical, Inc. (a)	3,650	116,800
Tactile Systems Technology, Inc. (a)	3,830	158,677
		4,333,268
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Addus HomeCare Corp. (a)	2,750	254,540
AMN Healthcare Services, Inc. (a)	8,970	405,803
CorVel Corp. (a)	2,400	170,136
Covetrus, Inc. (a)	18,340	328,103
Ensign Group, Inc. (The)	9,660	404,271
Hanger, Inc. (a)	17,770	294,271

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
HEALTH CARE PROVIDERS & SERVICES — 3.0%, continued
Magellan Health, Inc. (a)	5,580	$407,228
Owens & Minor, Inc.	22,720	173,126
Pennant Group, Inc. (The) (a)	4,650	105,090
Select Medical Holdings Corp. (a)	35,150	517,760
U.S. Physical Therapy, Inc.	4,090	331,372
		3,391,700
HEALTH CARE TECHNOLOGY — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	16,430	111,231
HealthStream, Inc. (a)	5,690	125,920
HMS Holdings Corp. (a)	17,620	570,712
NextGen Healthcare, Inc. (a)	9,550	104,859
Omnicell, Inc. (a)	8,040	567,785
Tabula Rasa HealthCare, Inc. (a)	4,720	258,325
		1,738,832
HOTELS, RESTAURANTS & LEISURE — 1.9%
Bloomin’ Brands, Inc.	12,830	136,768
Brinker International, Inc.	15,210	365,040
Chuy’s Holdings, Inc. (a)	6,790	101,035
Dave & Buster’s Entertainment, Inc.	5,310	70,782
Dine Brands Global, Inc.	3,140	132,194
Red Robin Gourmet Burgers, Inc. (a)	3,900	39,780
Shake Shack, Inc. - Class A (a)	5,830	308,873
Wingstop, Inc.	7,250	1,007,533
		2,162,005
HOUSEHOLD DURABLES — 2.9%
Cavco Industries, Inc. (a)	1,410	271,919
Ethan Allen Interiors, Inc.	6,730	79,616
Installed Building Products, Inc. (a)	5,020	345,276
iRobot Corp. (a)	4,940	414,466
La-Z-Boy, Inc.	6,970	188,608
LGI Homes, Inc. (a)	4,760	419,023
M.D.C. Holdings, Inc.	16,114	575,270
M/I Homes, Inc. (a)	5,860	201,818
Meritage Homes Corp. (a)	6,660	506,959
Tupperware Brands Corp.	15,370	73,007
Universal Electronics, Inc. (a)	4,730	221,459
		3,297,421
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. - Class A (a)	8,930	301,745
WD-40 Co.	3,260	646,458
		948,203
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	9,680	208,217

INSURANCE — 3.2%
Ambac Financial Group, Inc. (a)	8,260	118,283
American Equity Investment Life Holding Co.	18,710	462,324
AMERISAFE, Inc.	3,030	185,315
eHealth, Inc. (a)	4,420	434,221
Employers Holdings, Inc.	9,010	271,652
Fidelity National Financial, Inc.	1	3
Horace Mann Educators Corp.	7,880	289,432
James River Group Holdings Ltd.	6,160	277,200
Kinsale Capital Group, Inc.	3,400	527,714
Palomar Holdings, Inc. (a)	3,150	270,144
ProAssurance Corp.	9,820	142,095

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
INSURANCE — 3.2%, continued
Safety Insurance Group, Inc.	3,290	$250,896
Stewart Information Services Corp.	3,830	124,513
United Fire Group, Inc.	4,530	125,526
Universal Insurance Holdings, Inc.	8,320	147,680
		3,626,998
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	20,280	212,129

INTERNET & DIRECT MARKETING RETAIL — 0.8%
PetMed Express, Inc.	5,520	196,733
Shutterstock, Inc.	4,940	172,752
Stamps.com, Inc. (a)	2,760	506,984
		876,469
IT SERVICES — 2.5%
Cardtronics plc - Class A (a)	6,690	160,426
CSG Systems International, Inc.	16,050	664,310
EVERTEC, Inc.	10,810	303,761
ExlService Holdings, Inc. (a)	5,430	344,262
NIC, Inc.	11,920	273,683
Perficient, Inc. (a)	7,030	251,533
Sykes Enterprises, Inc. (a)	8,000	221,280
TTEC Holdings, Inc.	5,360	249,562
Unisys Corp. (a)	10,560	115,210
Virtusa Corp. (a)	10,050	326,323
		2,910,350
LEISURE PRODUCTS — 0.6%
Callaway Golf Co.	14,230	249,167
YETI Holdings, Inc. (a)	10,380	443,538
		692,705
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Luminex Corp.	9,510	309,360
Medpace Holdings, Inc. (a)	5,530	514,401
NeoGenomics, Inc. (a)	18,890	585,212
		1,408,973
MACHINERY — 6.3%
Alamo Group, Inc.	1,800	184,752
Astec Industries, Inc.	4,300	199,133
Barnes Group, Inc.	9,120	360,787
Chart Industries, Inc. (a)	6,330	306,942
Enerpac Tool Group Corp.	13,840	243,584
EnPro Industries, Inc.	5,550	273,559
ESCO Technologies, Inc.	3,760	317,833
Federal Signal Corp.	13,370	397,490
Franklin Electric Co., Inc.	7,820	410,706
Greenbrier Cos., Inc. (The)	6,020	136,955
Harsco Corp. (a)	14,500	195,895
Hillenbrand, Inc.	20,530	555,747
John Bean Technologies Corp.	6,135	527,733
Lindsay Corp.	2,190	201,940
Lydall, Inc. (a)	4,910	66,580
Meritor, Inc. (a)	12,840	254,232
Mueller Industries, Inc.	12,020	319,492
Proto Labs, Inc. (a)	4,900	551,103
SPX Corp. (a)	7,870	323,850
SPX FLOW, Inc. (a)	7,180	268,819
Standex International Corp.	4,220	242,861

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
MACHINERY — 6.3%, continued
Tennant Co.	3,800	$247,038
Wabash National Corp.	11,190	118,838
Watts Water Technologies, Inc. - Class A	7,090	574,290
		7,280,159
MARINE — 0.2%
Matson, Inc.	8,190	238,329

MEDIA — 0.3%
E.W. Scripps Co. (The) - Class A	9,180	80,325
Gannett Co., Inc.	133,587	184,350
Scholastic Corp.	4,200	125,748
		390,423
METALS & MINING — 0.5%
Cleveland-Cliffs, Inc.	76,790	423,881
Olympic Steel, Inc.	9,490	111,507
		535,388
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	22,000	215,820
ARMOUR Residential REIT, Inc.	16,350	153,526
Capstead Mortgage Corp.	12,570	69,009
Granite Point Mortgage Trust, Inc.	24,170	173,541
Invesco Mortgage Capital, Inc.	43,621	163,142
KKR Real Estate Finance Trust, Inc.	6,670	110,589
New York Mortgage Trust, Inc.	75,880	198,047
PennyMac Mortgage Investment Trust	15,630	273,994
Redwood Trust, Inc.	19,810	138,670
		1,496,338
MULTI-LINE RETAIL — 0.8%
Big Lots, Inc.	10,440	438,480
Macy’s, Inc.	66,210	455,525
		894,005
MULTI-UTILITIES — 0.6%
Avista Corp.	19,300	702,327

OIL, GAS & CONSUMABLE FUELS — 0.6%
Dorian LPG Ltd. (a)	31,870	246,674
Green Plains, Inc. (a)	12,000	122,580
Renewable Energy Group, Inc. (a)	8,270	204,930
Ring Energy, Inc. (a)	110,080	127,693
		701,877
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	10,910	410,325
Clearwater Paper Corp. (a)	5,150	186,070
Neenah, Inc.	4,690	231,967
		828,362
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	3,980	191,637
Medifast, Inc.	1,770	245,623
USANA Health Sciences, Inc. (a)	2,410	176,966
		614,226
PHARMACEUTICALS — 0.8%
Endo International plc (a)	34,390	117,958
Innoviva, Inc. (a)	11,970	167,340
Pacira BioSciences, Inc. (a)	6,900	362,043

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
PHARMACEUTICALS — 0.8%, continued
Supernus Pharmaceuticals, Inc. (a)	10,380	$246,525
		893,866
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	8,210	664,435
Kelly Services, Inc. - Class A	6,880	108,807
Korn Ferry	12,990	399,183
TrueBlue, Inc. (a)	7,400	112,998
		1,285,423
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	6,190	178,643
RE/MAX Holdings, Inc. - Class A	4,300	135,149
Realogy Holdings Corp.	15,280	113,225
		427,017
ROAD & RAIL — 1.0%
ArcBest Corp.	4,550	120,621
Heartland Express, Inc.	14,760	307,303
Marten Transport Ltd.	8,500	213,860
Saia, Inc. (a)	4,050	450,279
		1,092,063
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Advanced Energy Industries, Inc. (a)	6,290	426,399
Axcelis Technologies, Inc. (a)	7,890	219,737
Brooks Automation, Inc.	14,200	628,208
CEVA, Inc. (a)	4,260	159,409
Cohu, Inc.	12,450	215,883
Diodes, Inc. (a)	6,230	315,861
FormFactor, Inc. (a)	13,950	409,153
Ichor Holdings Ltd. (a)	7,950	211,311
Kulicke & Soffa Industries, Inc.	9,850	205,176
MaxLinear, Inc. (a)	8,600	184,556
Onto Innovation, Inc. (a)	10,847	369,232
Power Integrations, Inc.	6,180	730,043
Rambus, Inc. (a)	13,445	204,364
Ultra Clean Holdings, Inc. (a)	5,050	114,281
Veeco Instruments, Inc. (a)	8,620	116,284
Xperi Holding Corp.	18,531	273,518
		4,783,415
SOFTWARE — 2.5%
8x8, Inc. (a)	19,530	312,480
Agilysys, Inc. (a)	6,190	111,049
Alarm.com Holdings, Inc. (a)	7,330	475,057
Bottomline Technologies (de), Inc. (a)	8,780	445,761
Ebix, Inc.	3,880	86,757
LivePerson, Inc. (a)	9,500	393,585
MicroStrategy, Inc. - Class A (a)	1,390	164,423
OneSpan, Inc. (a)	4,520	126,243
Progress Software Corp.	6,410	248,387
SPS Commerce, Inc. (a)	7,130	535,606
		2,899,348
SPECIALTY RETAIL — 3.4%
Abercrombie & Fitch Co. - Class A	13,550	144,172
Asbury Automotive Group, Inc. (a)	3,100	239,723
Bed Bath & Beyond, Inc.	11,190	118,614
Boot Barn Holdings, Inc. (a)	4,560	98,314
Caleres, Inc.	16,560	138,110

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
SPECIALTY RETAIL — 3.4%, continued
Chico’s FAS, Inc.	22,890	$31,588
Children’s Place, Inc. (The)	4,280	160,158
Designer Brands, Inc. - Class A	22,480	152,190
Express, Inc. (a)	64,820	99,823
GameStop Corp. - Class A (a)	30,410	131,979
Genesco, Inc. (a)	3,550	76,893
Group 1 Automotive, Inc.	3,050	201,209
Guess?, Inc.	9,260	89,544
Hibbett Sports, Inc. (a)	9,960	208,562
Lithia Motors, Inc. - Class A	4,540	687,038
Lumber Liquidators Holdings, Inc. (a)	11,530	159,806
MarineMax, Inc. (a)	7,260	162,551
Monro, Inc.	6,250	343,375
Office Depot, Inc.	76,770	180,409
Signet Jewelers Ltd.	33,410	343,121
Sleep Number Corp. (a)	3,400	141,576
		3,908,755
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a)	23,680	165,523
Diebold Nixdorf, Inc. (a)	24,970	151,318
		316,841
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings Ltd. (a)	22,770	355,895
Crocs, Inc. (a)	15,440	568,501
Fossil Group, Inc. (a)	7,800	36,270
G-III Apparel Group Ltd. (a)	5,110	67,912
Kontoor Brands, Inc.	12,890	229,571
Movado Group, Inc.	3,830	41,517
Oxford Industries, Inc.	3,465	152,495
Steven Madden Ltd.	11,935	294,675
Wolverine World Wide, Inc.	13,500	321,435
		2,068,271
THRIFTS & MORTGAGE FINANCE — 1.4%
Axos Financial, Inc. (a)	8,590	189,667
Dime Community Bancshares, Inc.	7,730	106,133
Flagstar Bancorp, Inc.	3,070	90,350
HomeStreet, Inc.	5,810	142,984
Meta Financial Group, Inc.	6,750	122,648
NMI Holdings, Inc. - Class A (a)	14,580	234,446
Northwest Bancshares, Inc.	23,090	236,095
Provident Financial Services, Inc.	9,430	136,264
TrustCo Bank Corp.	23,830	150,844
Walker & Dunlop, Inc.	4,340	220,515
		1,629,946
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	8,380	522,828
DXP Enterprises, Inc. (a)	790	15,729
GMS, Inc. (a)	7,050	173,360
NOW, Inc. (a)	16,360	141,187
Veritiv Corp. (a)	4,750	80,560
WESCO International, Inc. (a)	1	30
		933,694

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%, continued
WATER UTILITIES — 1.1%
American States Water Co.	9,370	$736,763
California Water Service Group	11,270	537,579
		1,274,342
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	7,650	377,069

TOTAL COMMON STOCKS (COST $114,552,271)		112,735,864

PREFERRED STOCKS — 0.0% (b)
TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
WESCO International, Inc. - Series A (Cost $23)	1	24

RIGHTS — 0.0% (b)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (b)
Lantheus Holdings, Inc., CVR (a) (c) (Cost $0)	28,980	2,608

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$70,000	$70,910
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	330,000	340,860
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	330,000	342,316
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	60,000	61,377
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	90,000	92,199
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	150,000	150,000
TOTAL CORPORATE NOTES (COST $1,030,000)				1,057,662

	Shares	Fair Value
MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 0.09% (e) (COST $394,228)	394,228	$394,228

TOTAL INVESTMENTS - (COST $115,976,522) — 99.4%		$114,190,386
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		736,370
NET ASSETS — 100.0%		$114,926,756

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $2,608 as of June 30, 2020, representing 0.0% (b) of net assets.

(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$70,000	$70,910	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	340,860	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	342,316	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	61,377	0.0	%(b)
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	90,000	92,199	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	150,000	0.1%
		$1,030,000	$1,057,662	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2020.

CVR	— Contingent Value Right
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2020 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 70.4%
Praxis Impact Bond Fund - Class I	1,664,057	$18,554,239

EQUITY FUND — 29.6%
Praxis Growth Index Fund - Class I	82,810	2,467,732
Praxis International Index Fund - Class I	224,251	2,329,972
Praxis Small Cap Index Fund - Class I	81,015	644,067
Praxis Value Index Fund - Class I	179,881	2,343,852
		7,785,623
TOTAL AFFILIATED MUTUAL FUNDS (COST $22,328,197)		26,339,862

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 0.09% (b) (COST $5,965)	5,965	5,965

TOTAL INVESTMENTS - (COST $22,334,162) — 100.0%		$26,345,827
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (a)		1,254
NET ASSETS — 100.0%		$26,347,081

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2020 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 40.5%
Praxis Impact Bond Fund - Class I	2,884,071	$32,157,392

EQUITY FUND — 59.5%
Praxis Growth Index Fund - Class I	434,715	12,954,497
Praxis International Index Fund - Class I	1,361,893	14,150,073
Praxis Small Cap Index Fund - Class I	982,720	7,812,624
Praxis Value Index Fund - Class I	943,249	12,290,536
		47,207,730
TOTAL AFFILIATED MUTUAL FUNDS (COST $63,171,113)		79,365,122

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 0.09% (b) (COST $1,821)	1,821	1,821

TOTAL INVESTMENTS - (COST $63,172,934) — 100.0%		$79,366,943
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(20,332)
NET ASSETS — 100.0%		$79,346,611

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2020 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 20.3%
Praxis Impact Bond Fund - Class I	1,335,873	$14,894,983

EQUITY FUND — 79.7%
Praxis Growth Index Fund - Class I	516,209	15,383,017
Praxis International Index Fund - Class I	1,682,182	17,477,875
Praxis Small Cap Index Fund - Class I	1,365,005	10,851,793
Praxis Value Index Fund - Class I	1,119,543	14,587,645
		58,300,330
TOTAL AFFILIATED MUTUAL FUNDS (COST $56,896,498)		73,195,313

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 0.09% (b) (COST $2,009)	2,009	2,009

TOTAL INVESTMENTS - (COST $56,898,507) — 100.0%		$73,197,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(19,264)
NET ASSETS — 100.0%		$73,178,058

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2020 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$609,244,378	$219,505,201	$224,488,066	$173,454,440	$115,976,522
Investments in unaffiliated securities, at fair value	$656,065,183	$273,751,739	$245,742,576	$334,875,006	$114,190,386
Cash	—	35,279	—	—	—
Cash denominated in foreign currency (Cost $12,884)	—	12,886	—	—	—
Receivable for capital shares sold	10,546,769	149,125	4,569,147	4,429,161	138,344
Receivable for investments sold	2,126	2,236,343	8,364,262	1,501,454	1,134,720
Receivable for dividends and interest	3,948,652	580,030	368,103	151,116	111,963
Receivable for tax reclaims	—	347,951	—	—	—
Prepaid expenses	67,960	41,497	47,066	48,622	30,132
Total Assets	670,630,690	277,154,850	259,091,154	341,005,359	115,605,545

Liabilities
Distributions payable	553,487	—	—	—	—
Due to custodian	—	—	1,304,613	2,844,130	—
Payable for capital shares redeemed	838,570	553,642	542,572	989,392	243,253
Payable for investments purchased	13,050,064	—	10,005,846	—	379,681
Accrued expenses and other payables:
Investment advisory fees	209,597	103,793	61,813	82,621	27,385
Administration fees	26,194	11,568	10,450	13,870	4,847
Distribution fees	11,822	2,058	5,142	17,734	765
Other	103,945	57,655	43,535	61,568	22,858
Total Liabilities	14,793,679	728,716	11,973,971	4,009,315	678,789

Net Assets	$655,837,011	$276,426,134	$247,117,183	$336,996,044	$114,926,756

Components of Net Assets
Paid-in capital	$606,160,432	$252,261,818	$205,311,936	$150,936,472	$118,711,235
Accumulated earnings (deficit)	49,676,579	24,164,316	41,805,247	186,059,572	(3,784,479)
Net Assets	$655,837,011	$276,426,134	$247,117,183	$336,996,044	$114,926,756

Pricing of Class A Shares
Net assets attributable to Class A shares	$48,437,987	$10,004,229	$19,582,440	$82,570,331	$3,629,217
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	4,323,649	968,959	1,495,781	2,797,236	499,986
Net asset value, offering price and redemption price per share*	$11.20	$10.32	$13.09	$29.52	$7.26
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.64	$10.89	$13.82	$31.16	$7.66

Pricing of Class I Shares
Net assets attributable to Class I shares	$607,399,024	$266,421,905	$227,534,743	$254,425,713	$111,297,539
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	54,485,174	25,644,012	17,466,807	8,538,040	14,007,530
Net asset value and redemption price per share*	$11.15	$10.39	$13.03	$29.80	$7.95

*	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2020 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$22,328,197	$63,171,113	$56,896,498
Investments in unaffiliated securities, at cost	5,965	1,821	2,009
Investments in affiliated securities, at fair value	$26,339,862	$79,365,122	$73,195,313
Investments in unaffiliated securities, at fair value	5,965	1,821	2,009
Receivable for capital shares sold	15,746	72,587	9,265
Receivable for dividends	35,169	60,986	28,264
Prepaid expenses	12,151	16,203	14,649
Total Assets	26,408,893	79,516,719	73,249,500

Liabilities
Distributions payable	253	102	—
Payable for capital shares redeemed	1,802	28,369	165
Payable for investments purchased	44,460	100,775	30,641
Accrued expenses and other payables:
Investment advisory fees	634	3,245	2,993
Administration fees	667	2,024	1,870
Distribution fees	5,359	16,225	14,966
Other	8,637	19,368	20,807
Total Liabilities	61,812	170,108	71,442

Net Assets	$26,347,081	$79,346,611	$73,178,058

Components of Net Assets
Paid-in capital	$22,347,021	$62,602,387	$56,481,629
Accumulated earnings	4,000,060	16,744,224	16,696,429
Net Assets	$26,347,081	$79,346,611	$73,178,058

Pricing of Class A Shares
Net assets attributable to Class A shares	$26,347,081	$79,346,611	$73,178,058
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,118,380	5,660,353	4,873,175
Net asset value, offering price and redemption price per share*	$12.44	$14.02	$15.02
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$13.13	$14.80	$15.85

*	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2020 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$169,676	$4,072,386	$3,525,235	$1,961,075	$835,008
Foreign tax withholding	—	(554,077)	(1)	—	(988)
Interest	8,338,379	33,183	30,261	36,351	14,181
Total Investment Income	8,508,055	3,551,492	3,555,495	1,997,426	848,201

Expenses
Investment advisory fees	1,218,274	601,434	354,182	478,039	161,488
Administration fees	151,485	65,695	59,001	79,345	27,692
Distribution fees - Class A	72,220	12,124	31,959	101,598	4,617
Transfer agent fees - Class A	29,842	12,861	20,728	33,157	3,873
Transfer agent fees - Class I	32,806	5,961	20,287	28,309	3,425
Registration fees - Class A	11,953	8,418	7,401	11,671	10,041
Registration fees - Class I	14,081	8,773	12,346	10,651	7,872
Trustee fees and expenses	32,516	15,444	13,412	17,374	6,309
Custodian fees	20,050	34,167	6,254	8,992	5,477
Shareholder report printing fees - Class A	6,037	2,650	4,175	4,253	236
Shareholder report printing fees - Class I	15,489	5,627	9,381	13,217	5,662
Pricing fees	34,252	21,259	3,067	2,881	4,415
Legal fees	26,533	10,516	10,259	13,394	4,432
Audit and tax services fees	21,110	11,431	10,704	12,973	7,004
Other expenses	33,365	20,996	19,940	21,310	16,039
Total Expenses	1,720,013	837,356	583,096	837,164	268,582
Class A expenses contractually reduced by Investment Adviser	—	—	—	—	(5,290)
Net Expenses	1,720,013	837,356	583,096	837,164	263,292

Net Investment Income	6,788,042	2,714,136	2,972,399	1,160,262	584,909

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	5,115,703	(10,784,776)	(4,941,873)	3,023,802	(2,911,674)
Net realized losses on foreign currency transactions	—	(42,990)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	23,823,004	(17,293,834)	(29,786,202)	23,048,027	(15,805,908)
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(1,222)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	28,938,707	(28,122,822)	(34,728,075)	26,071,829	(18,717,582)
Net Change in Net Assets from Operations	$35,726,749	$(25,408,686)	$(31,755,676)	$27,232,091	$(18,132,673)

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2020 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$219,467	$360,846	$161,885
Dividends from non-affiliates	20	3	2
Total Investment Income	219,487	360,849	161,887

Expenses
Distribution fees - Class A	33,023	96,409	87,094
Transfer agent fees	14,991	45,309	57,397
Investment advisory fees	6,604	19,282	17,418
Registration and filing fees	11,957	13,115	11,918
Administration fees	4,021	11,687	10,526
Audit and tax services fees	4,514	5,964	5,799
Shareholder report printing fees	915	3,320	4,123
Trustee fees and expenses	549	1,682	1,500
Legal fees	536	1,332	650
Custodian fees	390	375	450
Insurance expense	52	161	144
Other expenses	3,253	2,386	1,999
Total Expenses	80,805	201,022	199,018
Expenses contractually reduced by Investment Adviser	(1,559)	—	—
Net Expenses	79,246	201,022	199,018

Net Investment Income (Loss)	140,241	159,827	(37,131)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	88,227	199,656	(38,269)
Change in unrealized appreciation/(depreciation) of investments in affiliates	476,013	(1,979,146)	(3,408,611)
Net Realized and Unrealized Gains (Losses) on Investments	564,240	(1,779,490)	(3,446,880)
Net Change in Net Assets from Operations	$704,481	$(1,619,663)	$(3,484,011)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
From Operations
Net investment income	$6,788,042	$13,874,311	$2,714,136	$6,727,585
Net realized gains (losses) from investments and foreign currency transactions	5,115,703	1,111,491	(10,827,766)	(2,821,063)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	23,823,004	27,161,042	(17,295,056)	46,656,384
Net Change in Net Assets from Operations	35,726,749	42,146,844	(25,408,686)	50,562,906

Distributions to Shareholders
Class A	(559,085)	(1,296,712)	—	(171,182)
Class I	(6,741,091)	(12,834,733)	—	(6,510,309)
Change in Net Assets from Distributions to Shareholders	(7,300,176)	(14,131,445)	—	(6,681,491)

Change in Net Assets from Capital Transactions (Note 6)	38,777,832	50,779,583	13,356,755	(5,238,803)
Change in Net Assets	67,204,405	78,794,982	(12,051,931)	38,642,612

Net Assets
Beginning of period	588,632,606	509,837,624	288,478,065	249,835,453
End of period	$655,837,011	$588,632,606	$276,426,134	$288,478,065

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
From Operations
Net investment income	$2,972,399	$4,695,653	$1,160,262	$3,072,980	$584,909	$1,098,144
Net realized gains (losses) from investments	(4,941,873)	23,796,038	3,023,802	22,851,797	(2,911,674)	2,652,060
Net change in unrealized appreciation/(depreciation) on investments	(29,786,202)	33,521,790	23,048,027	53,775,059	(15,805,908)	17,890,343
Net Change in Net Assets from Operations	(31,755,676)	62,013,481	27,232,091	79,699,836	(18,132,673)	21,640,547

Distributions to Shareholders
Class A	—	(957,865)	—	(5,093,963)	—	(91,206)
Class I	—	(7,797,986)	—	(15,196,455)	—	(3,128,818)
Change in Net Assets from Distributions to Shareholders	—	(8,755,851)	—	(20,290,418)	—	(3,220,024)

Change in Net Assets from Capital Transactions (Note 6)	25,173,143	19,533,075	(15,880,126)	14,894,348	12,832,544	11,842,183
Change in Net Assets	(6,582,533)	72,790,705	11,351,965	74,303,766	(5,300,129)	30,262,706

Net Assets
Beginning of period	253,699,716	180,909,011	325,644,079	251,340,313	120,226,885	89,964,179
End of period	$247,117,183	$253,699,716	$336,996,044	$325,644,079	$114,926,756	$120,226,885

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
From Operations
Net investment income (loss)	$140,241	$443,198	$159,827	$1,263,330	$(37,131)	$967,789
Net realized gains (losses) on investments in affiliates	88,227	(19,705)	199,656	5,798	(38,269)	5,261
Long-term capital gain distributions from investments in affiliates	—	185,624	—	1,049,733	—	1,217,718
Net change in unrealized appreciation/(depreciation) on investments in affiliates	476,013	2,351,108	(1,979,146)	10,650,551	(3,408,611)	11,266,808
Net Change in Net Assets from Operations	704,481	2,960,225	(1,619,663)	12,969,412	(3,484,011)	13,457,576

Distributions to Class A Shareholders	(151,607)	(552,811)	(183,355)	(2,168,966)	—	(2,092,107)

Change in Net Assets from Capital Transactions (Note 6)	(967,012)	2,205,375	(2,090,089)	2,070,994	2,441,808	2,170,204
Change in Net Assets	(414,138)	4,612,789	(3,893,107)	12,871,440	(1,042,203)	13,535,673

Net Assets
Beginning of period	26,761,219	22,148,430	83,239,718	70,368,278	74,220,261	60,684,588
End of period	$26,347,081	$26,761,219	$79,346,611	$83,239,718	$73,178,058	$74,220,261

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$10.67		$10.12	$10.39	$10.30	$10.32	$10.54
Net investment income (a)	0.10		0.23	0.22	0.21	0.20	0.23
Net realized and unrealized gains (losses) on investments	0.54		0.55	(0.26)	0.11	0.02	(0.19)
Total from investment operations	0.64		0.78	(0.04)	0.32	0.22	0.04
Less distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.23)	(0.23)	(0.23)	(0.25)
Distributions from net realized gains	—		—	—	—	(0.01)	(0.01)
Total distributions	(0.11)		(0.23)	(0.23)	(0.23)	(0.24)	(0.26)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.20		$10.67	$10.12	$10.39	$10.30	$10.32
Total return (excludes sales charge)	6.00	%(c)	7.75%	(0.36%)	3.11%	2.13%	0.33%
Net assets at end of period (in 000s)	$48,438		$58,383	$60,692	$91,048	$83,211	$79,999
Ratio of net expenses to average net assets	0.92	%(d)	0.95%	0.97%	0.93%	0.94%	0.93%
Ratio of net investment income to average net assets	1.88	%(d)	2.16%	2.15%	2.02%	1.87%	2.16%
Ratio of gross expenses to average net assets	0.92	%(d)	0.95%	0.98%*	0.98%*	0.99%*	0.98%*
Portfolio turnover rate	19.14	%(c)	17.58%	27.27%	17.36%	16.05%	22.67%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$10.62		$10.08	$10.35	$10.25	$10.27	$10.50
Net investment income (a)	0.12		0.27	0.26	0.25	0.26	0.27
Net realized and unrealized gains (losses) on investments	0.54		0.54	(0.26)	0.11	0.00 (b)	(0.20)
Total from investment operations	0.66		0.81	0.00 (b)	0.36	0.26	0.07
Less distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.27)	(0.26)	(0.27)	(0.29)
Distributions from net realized gains	—		—	—	—	(0.01)	(0.01)
Total distributions	(0.13)		(0.27)	(0.27)	(0.26)	(0.28)	(0.30)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.15		$10.62	$10.08	$10.35	$10.25	$10.27
Total return	6.26	%(c)	8.15%	0.08%	3.58%	2.55%	0.72%
Net assets at end of period (in 000s)	$607,399		$530,250	$449,146	$432,654	$381,697	$353,954
Ratio of expenses to average net assets	0.53	%(d)	0.53%	0.53%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	2.26	%(d)	2.58%	2.60%	2.41%	2.41%	2.55%
Portfolio turnover rate	19.14	%(c)	17.58%	27.27%	17.36%	16.05%	22.67%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$11.50		$9.77	$11.69	$9.47	$9.15	$9.85
Net investment income (a)	0.07		0.18	0.17	0.13	0.13	0.14
Net realized and unrealized gains (losses) on investments and foreign currencies	(1.25)		1.73	(1.94)	2.23	0.32	(0.71)
Total from investment operations	(1.18)		1.91	(1.77)	2.36	0.45	(0.57)
Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)	(0.14)	(0.13)	(0.13)
Paid-in capital from redemption fees	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.32		$11.50	$9.77	$11.69	$9.47	$9.15
Total return (excludes sales charge)	(10.26	%)(c)	19.55%	(15.13%)	24.97%	4.97%	(5.76%)
Net assets at end of period (in 000s)	$10,004		$11,074	$11,853	$26,344	$18,877	$17,631
Ratio of expenses to average net assets	1.34	%(d)	1.40%	1.31%	1.26%	1.32%	1.33%
Ratio of net investment income to average net assets	1.30	%(d)	1.70%	1.52%	1.22%	1.45%	1.45%
Portfolio turnover rate	34.64	%(c)	20.61%	21.08%	5.22%	10.26%	4.48%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$11.53		$9.80	$11.75	$9.51	$9.19	$9.89
Net investment income (a)	0.10		0.27	0.25	0.19	0.19	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	(1.24)		1.73	(1.96)	2.25	0.31	(0.71)
Total from investment operations	(1.14)		2.00	(1.71)	2.44	0.50	(0.51)
Less distributions:
Dividends from net investment income	—		(0.27)	(0.24)	(0.20)	(0.18)	(0.19)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.39		$11.53	$9.80	$11.75	$9.51	$9.19
Total return	(9.89	%)(c)	20.45%	(14.52%)	25.67%	5.48%	(5.19%)
Net assets at end of period (in 000s)	$266,422		$277,404	$237,982	$257,538	$173,598	$153,099
Ratio of expenses to average net assets	0.61	%(d)	0.64%	0.65%	0.72%	0.77%	0.78%
Ratio of net investment income to average net assets	2.05	%(d)	2.48%	2.21%	1.75%	2.01%	1.97%
Portfolio turnover rate	34.64	%(c)	20.61%	21.08%	5.22%	10.26%	4.48%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$15.13		$11.81	$13.82	$12.64	$11.17	$12.54
Net investment income (a)	0.14		0.24	0.23	0.21	0.19	0.20
Net realized and unrealized gains (losses) on investments	(2.18)		3.56	(1.38)	1.85	1.61	(1.00)
Total from investment operations	(2.04)		3.80	(1.15)	2.06	1.80	(0.80)
Less distributions:
Dividends from net investment income	—		(0.23)	(0.23)	(0.13)	(0.23)	(0.28)
Distributions from net realized gains	—		(0.25)	(0.63)	(0.75)	(0.10)	(0.29)
Total distributions	—		(0.48)	(0.86)	(0.88)	(0.33)	(0.57)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.09		$15.13	$11.81	$13.82	$12.64	$11.17
Total return (excludes sales charge)	(13.48	%)(c)	32.21%	(8.47%)	16.31%	16.13%	(6.41%)
Net assets at end of period (in 000s)	$19,582		$30,603	$18,124	$25,057	$21,676	$17,453
Ratio of expenses to average net assets	0.91	%(d)	0.86%	0.89%	0.94%	0.94%	0.94%
Ratio of net investment income to average net assets	2.11	%(d)	1.72%	1.69%	1.58%	1.68%	1.62%
Portfolio turnover rate	5.16	%(c)	39.06%	32.38%	31.87%	48.26%	21.38%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$15.02		$11.72	$13.74	$12.56	$11.09	$12.46
Net investment income (a)	0.17		0.30	0.30	0.28	0.26	0.26
Net realized and unrealized gains (losses) on investments	(2.16)		3.53	(1.38)	1.85	1.60	(1.00)
Total from investment operations	(1.99)		3.83	(1.08)	2.13	1.86	(0.74)
Less distributions:
Dividends from net investment income	—		(0.28)	(0.31)	(0.20)	(0.29)	(0.34)
Distributions from net realized gains	—		(0.25)	(0.63)	(0.75)	(0.10)	(0.29)
Total distributions	—		(0.53)	(0.94)	(0.95)	(0.39)	(0.63)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.03		$15.02	$11.72	$13.74	$12.56	$11.09
Total return	(13.25	%)(c)	32.74%	(8.06%)	16.91%	16.75%	(6.00%)
Net assets at end of period (in 000s)	$227,535		$223,097	$162,785	$165,591	$137,191	$113,927
Ratio of expenses to average net assets	0.44	%(d)	0.44%	0.42%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	2.57	%(d)	2.16%	2.18%	2.07%	2.25%	2.11%
Portfolio turnover rate	5.16	%(c)	39.06%	32.38%	31.87%	48.26%	21.68%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$27.23		$22.05	$23.05	$18.82	$17.68	$17.25
Net investment income (a)	0.06		0.20	0.15	0.17	0.15	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	2.23		6.71	(0.13)	4.78	1.11	0.46
Total from investment operations	2.29		6.91	0.02	4.95	1.26	0.64
Less distributions:
Dividends from net investment income	—		(0.20)	(0.21)	(0.08)	(0.12)	(0.21)
Distributions from net realized gains	—		(1.53)	(0.81)	(0.64)	—	—
Total distributions	—		(1.73)	(1.02)	(0.72)	(0.12)	(0.21)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$29.52		$27.23	$22.05	$23.05	$18.82	$17.68
Total return (excludes sales charge)	8.41	%(c)	31.45%	(0.05%)	26.28%	7.15%	3.70%
Net assets at end of period (in 000s)	$82,570		$84,526	$72,735	$87,613	$67,007	$64,689
Ratio of expenses to average net assets	0.77	%(d)	0.79%	0.82%	0.85%	0.86%	0.84%
Ratio of net investment income to average net assets	0.48	%(d)	0.78%	0.59%	0.78%	0.86%	1.00%
Portfolio turnover rate	2.36	%(c)	32.33%	27.24%	27.49%	43.09%	18.68%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$27.45		$22.21	$23.21	$18.93	$17.79	$17.34
Net investment income (a)	0.11		0.30	0.25	0.26	0.23	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	2.24		6.76	(0.13)	4.82	1.11	0.47
Total from investment operations	2.35		7.06	0.12	5.08	1.34	0.72
Less distributions:
Dividends from net investment income	—		(0.29)	(0.31)	(0.16)	(0.20)	(0.27)
Distributions from net realized gains	—		(1.53)	(0.81)	(0.64)	—	—
Total distributions	—		(1.82)	(1.12)	(0.80)	(0.20)	(0.27)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$29.80		$27.45	$22.21	$23.21	$18.93	$17.79
Total return	8.56	%(c)	31.91%	0.39%	26.78%	7.62%	4.10%
Net assets at end of period (in 000s)	$254,426		$241,118	$178,605	$171,884	$136,862	$122,311
Ratio of expenses to average net assets	0.44	%(d)	0.43%	0.43%	0.44%	0.44%	0.44%
Ratio of net investment income to average net assets	0.81	%(d)	1.13%	0.99%	1.18%	1.26%	1.38%
Portfolio turnover rate	2.36	%(c)	32.33%	27.24%	27.49%	43.09%	18.68%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$8.85		$7.44	$8.63	$9.67	$9.45	$11.49
Net investment income (loss) (a)	0.02		0.03	0.01	0.02	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.61)		1.56	(0.73)	1.03	0.85	(0.41)
Total from investment operations	(1.59)		1.59	(0.72)	1.05	0.77	(0.50)
Less distributions:
Dividends from net realized gains	—		(0.18)	(0.47)	(2.09)	(0.55)	(1.54)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$7.26		$8.85	$7.44	$8.63	$9.67	$9.45
Total return (excludes sales charge)	(17.97	%)(c)	21.36%	(8.56%)	10.70%	8.18%	(4.53%)
Net assets at end of period (in 000s)	$3,629		$4,665	$4,284	$5,449	$5,771	$7,339
Ratio of net expenses to average net assets	1.12	%(d)	1.12%	1.11%	1.13%	1.67%	1.68%
Ratio of net investment income (loss) to average net assets	0.44	%(d)	0.33%	0.13%	0.21%	(1.45%)	(0.75%)
Ratio of gross expenses to average net assets*	1.41	%(d)	1.42%	1.49%	1.66%	1.76%	1.81%
Portfolio turnover rate	11.70	%(c)	21.59%	25.17%	103.54%	60.49%	75.84%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$9.66		$8.13	$9.36	$10.35	$10.01	$12.01
Net investment income (loss) (a)	0.04		0.09	0.08	0.09	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.75)		1.71	(0.79)	1.09	0.91	(0.45)
Total from investment operations	(1.71)		1.80	(0.71)	1.18	0.89	(0.46)
Less distributions:
Dividends from net investment income	—		(0.09)	(0.05)	(0.08)	—	—
Dividends from net realized gains	—		(0.18)	(0.47)	(2.09)	(0.55)	(1.54)
Total distributions	—		(0.27)	(0.52)	(2.17)	(0.55)	(1.54)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	—	—	—	—
Net asset value at end of period	$7.95		$9.66	$8.13	$9.36	$10.35	$10.01
Total return	(17.70	%)(c)	22.12%	(7.83%)	11.22%	8.93%	(3.99%)
Net assets at end of period (in 000s)	$111,298		$115,562	$85,680	$48,015	$42,139	$39,824
Ratio of expenses to average net assets	0.47	%(d)	0.45%	0.46%	0.50%	1.00%	1.06%
Ratio of net investment income (loss) to average net assets	1.11	%(d)	1.02%	0.83%	0.85%	(0.13%)	(0.07%)
Portfolio turnover rate	11.70	%(c)	21.59%	25.17%	103.54%	60.49%	75.84%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$12.20		$11.02	$11.75	$11.18	$10.97	$11.34
Net investment income (a)	0.06		0.21	0.24	0.21	0.19	0.22
Net realized and unrealized gains (losses) on investments	0.25		1.23	(0.55)	0.72	0.29	(0.31)
Total from investment operations	0.31		1.44	(0.31)	0.93	0.48	(0.09)
Less distributions:
Dividends from net investment income	(0.07)		(0.20)	(0.24)	(0.21)	(0.21)	(0.22)
Distributions from net realized gains	—		(0.06)	(0.18)	(0.15)	(0.06)	(0.06)
Total distributions	(0.07)		(0.26)	(0.42)	(0.36)	(0.27)	(0.28)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$12.44		$12.20	$11.02	$11.75	$11.18	$10.97
Total return (excludes sales charge)	2.55	%(c)	13.14%	(2.64%)	8.36%	4.23%	(0.81%)
Net assets at end of period (in 000s)	$26,347		$26,761	$22,148	$22,881	$21,596	$19,718
Ratio of net expenses to average net assets†	0.60	%(d)	0.61%	0.60%	0.61%	0.58%	0.60%
Ratio of net investment income to average net assets†*	1.06	%(d)	1.81%	2.08%	1.83%	1.72%	1.95%
Ratio of gross expenses to average net assets†**	0.61	%(d)	0.63%	0.63%	0.64%	0.58%	0.63%
Portfolio turnover rate	18.26	%(c)	10.10%	15.49%	15.88%	11.42%	8.66%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
**	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$14.30		$12.39	$13.71	$12.55	$12.13	$12.76
Net investment income (a)	0.03		0.22	0.27	0.28	0.17	0.21
Net realized and unrealized gains (losses) on investments	(0.28)		2.07	(0.93)	1.40	0.64	(0.42)
Total from investment operations	(0.25)		2.29	(0.66)	1.68	0.81	(0.21)
Less distributions:
Dividends from net investment income	(0.03)		(0.22)	(0.27)	(0.29)	(0.19)	(0.22)
Distributions from net realized gains	—		(0.16)	(0.39)	(0.23)	(0.20)	(0.20)
Total distributions	(0.03)		(0.38)	(0.66)	(0.52)	(0.39)	(0.42)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$14.02		$14.30	$12.39	$13.71	$12.55	$12.13
Total return (excludes sales charge)	(1.73	%)(c)	18.54%	(4.89%)	13.38%	6.58%	(1.66%)
Net assets at end of period (in 000s)	$79,347		$83,240	$70,368	$73,193	$63,565	$59,742
Ratio of expenses to average net assets†	0.52	%(d)	0.52%	0.52%	0.53%	0.55%	0.54%
Ratio of net investment income to average net assets†*	0.41	%(d)	1.64%	2.04%	2.15%	1.39%	1.65%
Portfolio turnover rate	12.12	%(c)	9.43%	12.90%	11.91%	10.29%	6.53%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value at beginning of period	$15.79		$13.30	$15.09	$13.47	$12.93	$13.79
Net investment income (loss) (a)	(0.01)		0.21	0.27	0.32	0.14	0.18
Net realized and unrealized gains (losses) on investments	(0.76)		2.73	(1.24)	1.93	0.87	(0.52)
Total from investment operations	(0.77)		2.94	(0.97)	2.25	1.01	(0.34)
Less distributions:
Dividends from net investment income	—		(0.21)	(0.28)	(0.33)	(0.14)	(0.19)
Distributions from net realized gains	—		(0.24)	(0.54)	(0.30)	(0.33)	(0.33)
Total distributions	—		(0.45)	(0.82)	(0.63)	(0.47)	(0.52)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$15.02		$15.79	$13.30	$15.09	$13.47	$12.93
Total return (excludes sales charge)	(4.88	%)(c)	22.16%	(6.52%)	16.71%	7.82%	(2.49%)
Net assets at end of period (in 000s)	$73,178		$74,220	$60,685	$64,935	$53,925	$49,881
Ratio of expenses to average net assets†	0.57	%(d)	0.58%	0.58%	0.60%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets†*	(0.11	%)(d)	1.42%	1.91%	2.29%	1.09%	1.33%
Portfolio turnover rate	9.17	%(c)	7.72%	12.72%	11.05%	9.32%	7.39%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2020

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statuatory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2020, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2020, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting year. Actual results could differ from those estimates.

New Accounting Pronouncement:

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

Notes to Financial Statements (unaudited), continued	June 30, 2020

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2020, for each Fund’s and Portfolio’s investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Asset Backed Securities	$—	$10,462,079	$—	$10,462,079
Municipal Bonds	—	8,042,974	—	8,042,974
Corporate Bonds	—	298,447,742	—	298,447,742
Corporate Notes	—	6,494,768	—	6,494,768
Foreign Governments	—	53,273,851	—	53,273,851
U.S. Government Agencies	—	237,509,490	—	237,509,490
Commercial Mortgage-Backed Securities	—	1,970,798	—	1,970,798
Money Market Funds	36,417,396	—	—	36,417,396
Investment Companies	3,446,085	—	—	3,446,085
Total Investments	$39,863,481	$616,201,702	$—	$656,065,183

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$159,324,456	$110,490,850	$—	$269,815,306
Preferred Stocks	782,402	—	—	782,402
Corporate Notes	—	2,609,905	—	2,609,905
Money Market Funds	544,126	—	—	544,126
Total Investments	$160,650,984	$113,100,755	$—	$273,751,739

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$243,423,639	$—	$—	$243,423,639
Rights	1,081	—	—	1,081
Corporate Notes	—	2,317,856	—	2,317,856
Total Investments	$243,424,720	$2,317,856	$—	$245,742,576

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$331,794,480	$—	$—	$331,794,480
Corporate Notes	—	3,080,526	—	3,080,526
Total Investments	$331,794,480	$3,080,526	$—	$334,875,006

Notes to Financial Statements (unaudited), continued	June 30, 2020

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$112,735,864	$—	$—	$112,735,864
Preferred Stocks	24	—	—	24
Rights	—	—	2,608	2,608
Corporate Notes	—	1,057,662	—	1,057,662
Money Market Funds	394,228	—	—	394,228
Total Investments	$113,130,116	$1,057,662	$2,608	$114,190,386

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$26,339,862	$—	$—	$26,339,862
Money Market Funds	5,965	—	—	5,965
Total Investments	$26,345,827	$—	$—	$26,345,827

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$79,365,122	$—	$—	$79,365,122
Money Market Funds	1,821	—	—	1,821
Total Investments	$79,366,943	$—	$—	$79,366,943

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$73,195,313	$—	$—	$73,195,313
Money Market Funds	2,009	—	—	2,009
Total Investments	$73,197,322	$—	$—	$73,197,322

The following is a reconciliation of Level 3 instruments held in the Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2020:

Small Cap Index Fund
Balance as of December 31, 2019	$—
Receipt of Rights from corporate action	2,608
Balance as of June 30, 2020	$2,608

The following table summarizes the valuation techniques used and unobservable inputs developed by the Trust’s Pricing Committee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

Small Cap Index Fund
	6/30/2020	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Decrease in Input *
Rights	$2,608	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using yield to maturity or effective yield.

Notes to Financial Statements (unaudited), continued	June 30, 2020

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes, otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The Funds and Portfolios do not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends,

Notes to Financial Statements (unaudited), continued	June 30, 2020

they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2020, the Funds and Portfolios did not incur any interest or penalties.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid-in Capital Share Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2020 were as follows:

	Purchases	Sales
Impact Bond Fund	$113,602,087	$40,934,739
International Index Fund	106,228,228	92,031,295
Value Index Fund	40,242,899	12,225,028
Growth Index Fund	7,527,217	23,084,926
Small Cap Index Fund	25,359,171	12,795,503
Conservative Portfolio	4,844,765	5,844,628
Balanced Portfolio	9,460,439	11,606,530
Growth Portfolio	8,832,011	6,467,337

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by Everence Capital Management, Inc. (the “Adviser”). The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2020
Affiliate	Fair Value at December 31, 2019	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2020	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2020
Conservative Portfolio
Growth Index - Class I	$2,585,866	$459,607	$(834,544)	$79,225	$177,578	$2,467,732	$—	$—	82,810
Impact Bond - Class I	18,352,757	2,943,942	(3,637,996)	78,861	816,675	18,554,239	219,467	—	1,664,057
International Index - Class I	2,513,942	578,706	(570,158)	(29,968)	(162,550)	2,329,972	—	—	224,251
Small Cap Index - Class I	694,249	227,902	(183,386)	(40,206)	(54,492)	644,067	—	—	81,015
Value Index - Class I	2,628,671	634,608	(618,544)	315	(301,198)	2,343,852	—	—	179,881
Total	$26,775,485	$4,844,765	$(5,844,628)	$88,227	$476,013	$26,339,862	$219,467	$—	2,232,014

Notes to Financial Statements (unaudited), continued	June 30, 2020

	For the six months ended June 30, 2020
Affiliate	Fair Value at December 31, 2019	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2020	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2020
Balanced Portfolio
Growth Index - Class I	$13,627,086	$492,107	$(2,270,823)	$424,736	$681,391	$12,954,497	$—	$—	434,715
Impact Bond - Class I	31,965,929	4,498,072	(5,761,994)	132,501	1,322,884	32,157,392	360,846	—	2,884,071
International Index - Class I	15,373,510	1,493,092	(1,376,134)	(116,087)	(1,224,308)	14,150,073	—	—	1,361,893
Small Cap Index - Class I	8,464,008	1,585,061	(960,756)	(202,853)	(1,072,836)	7,812,624	—	—	982,720
Value Index - Class I	13,860,170	1,392,107	(1,236,823)	(38,641)	(1,686,277)	12,290,536	—	—	943,249
Total	$83,290,703	$9,460,439	$(11,606,530)	$199,656	$(1,979,146)	$79,365,122	$360,846	$—	6,606,648

	For the six months ended June 30, 2020
Affiliate	Fair Value at December 31, 2019	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2020	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2020
Growth Portfolio
Growth Index - Class I	$15,356,571	$775,581	$(2,021,954)	$103,461	$1,169,358	$15,383,017	$—	$—	516,209
Impact Bond - Class I	14,064,436	3,065,510	(2,890,066)	68,716	586,387	14,894,983	161,885	—	1,335,873
International Index - Class I	18,064,120	1,532,668	(480,111)	(50,764)	(1,588,038)	17,477,875	—	—	1,682,182
Small Cap Index - Class I	11,174,179	2,009,501	(596,083)	(105,226)	(1,630,578)	10,851,793	—	—	1,365,005
Value Index - Class I	15,618,213	1,448,751	(479,123)	(54,456)	(1,945,740)	14,587,645	—	—	1,119,543
Total	$74,277,519	$8,832,011	$(6,467,337)	$(38,269)	$(3,408,611)	$73,195,313	$161,885	$—	6,018,812

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund	0.40%
International Index Fund	0.45%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Index Fund	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2021. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2020 were:

Small Cap Index Fund (Class A)	1.10%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

Notes to Financial Statements (unaudited), continued	June 30, 2020

For the six months ended June 30, 2020, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Small Cap Index Fund	$5,290
Conservative Portfolio	1,559

As of June 30, 2020, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Impact Bond Fund	2017	2020	$22,601
	2018	2021	6,169
			$28,770
Small Cap Index Fund	2017	2020	$15,507
	2018	2021	19,950
	2019	2022	13,812
	2020	2023	5,290
			$54,559
Conservative Portfolio	2017	2020	$6,410
	2018	2021	7,745
	2019	2022	6,167
	2020	2023	1,559
			$21,881

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2020 as follows:

Impact Bond Fund	$2,352
International Index Fund	616
Value Index Fund	941
Growth Index Fund	8,764
Small Cap Index Fund	376
Conservative Portfolio	3,705
Balanced Portfolio	9,209
Growth Portfolio	15,916

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as in Administration Fees on the Statements of Operations.

Notes to Financial Statements (unaudited), continued	June 30, 2020

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$9,552,744	$14,866,497	$723,536	$1,448,327
Dividends reinvested	417,642	955,524	—	164,389
Cost of shares redeemed	(22,735,198)	(21,285,006)	(710,063)	(4,252,595)
Redemption fees	4,109	2,805	—	201
Class A Share Transactions	$(12,760,703)	$(5,460,180)	$13,473	$(2,639,678)
Class I Shares:
Proceeds from shares issued	$133,392,140	$115,309,095	$34,256,848	$38,159,663
Dividends reinvested	3,547,386	6,588,116	—	3,122,541
Cost of shares redeemed	(85,403,281)	(65,660,681)	(20,913,573)	(43,881,419)
Redemption fees	2,290	3,233	7	90
Class I Share Transactions	$51,538,535	$56,239,763	$13,343,282	$(2,599,125)
Net increase (decrease) from capital transactions	$38,777,832	$50,779,583	$13,356,755	$(5,238,803)
Share Transactions:
Class A Shares:
Issued	874,068	1,418,215	75,333	134,583
Reinvested	37,943	90,887	—	14,332
Redeemed	(2,058,905)	(2,036,312)	(69,361)	(399,289)
Change in Class A Shares:	(1,146,894)	(527,210)	5,972	(250,374)
Class I Shares:
Issued	12,176,267	10,999,021	3,644,711	3,545,191
Reinvested	323,612	628,469	—	271,289
Redeemed	(7,925,550)	(6,295,387)	(2,060,938)	(4,045,332)
Change in Class I Shares:	4,574,329	5,332,103	1,583,773	(228,852)
Net increase (decrease) from share transactions	3,427,435	4,804,893	1,589,745	(479,226)

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,297,994	$10,407,287	$5,230,703	$6,292,439	$204,104	$707,745
Dividends reinvested	—	862,839	—	4,998,534	—	90,460
Cost of shares redeemed	(9,362,480)	(4,718,130)	(13,807,378)	(16,243,394)	(454,682)	(1,203,400)
Redemption fees	563	241	1,964	914	—	1,342
Class A Share Transactions	$(7,063,923)	$6,552,237	$(8,574,711)	$(4,951,507)	$(250,578)	$(403,853)
Class I Shares:
Proceeds from shares issued	$54,373,377	$40,609,677	$34,602,674	$43,137,380	$23,982,111	$22,689,215
Dividends reinvested	—	5,664,326	—	13,953,964	—	2,566,521
Cost of shares redeemed	(22,139,194)	(33,294,693)	(41,910,374)	(37,248,921)	(10,899,171)	(13,009,707)
Redemption fees	2,883	1,528	2,285	3,432	182	7
Class I Share Transactions	$32,237,066	$12,980,838	$(7,305,415)	$19,845,855	$13,083,122	$12,246,036
Net increase (decrease) from capital transactions	$25,173,143	$19,533,075	$(15,880,126)	$14,894,348	$12,832,544	$11,842,183

Notes to Financial Statements (unaudited), continued	June 30, 2020

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Share Transactions:
Class A Shares:
Issued	179,349	766,766	196,819	244,041	30,180	85,259
Reinvested	—	56,931	—	184,945	—	10,374
Redeemed	(706,308)	(335,771)	(503,288)	(623,275)	(57,101)	(144,375)
Change in Class A Shares:	(526,959)	487,926	(306,469)	(194,289)	(26,921)	(48,742)
Class I Shares:
Issued	4,310,764	2,991,092	1,278,129	1,645,773	3,429,511	2,568,615
Reinvested	—	375,754	—	510,778	—	267,186
Redeemed	(1,695,746)	(2,408,096)	(1,524,363)	(1,414,517)	(1,384,584)	(1,415,431)
Change in Class I Shares:	2,615,018	958,750	(246,234)	742,034	2,044,927	1,420,370
Net increase (decrease) from share transactions	2,088,059	1,446,676	(552,703)	547,745	2,018,006	1,371,628

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,775,557	$4,624,452	$3,174,537	$8,312,439	$4,748,087	$6,417,190
Dividends reinvested	145,667	536,853	182,043	2,151,545	—	2,078,357
Cost of shares redeemed	(3,888,531)	(2,956,002)	(5,446,720)	(8,393,037)	(2,306,528)	(6,325,378)
Redemption fees	295	72	51	47	249	35
Class A Share Transactions	$(967,012)	$2,205,375	$(2,090,089)	$2,070,994	$2,441,808	$2,170,204
Net increase (decrease) from capital transactions	$(967,012)	$2,205,375	$(2,090,089)	$2,070,994	$2,441,808	$2,170,204
Share Transactions:
Class A Shares:
Issued	235,875	391,394	234,363	605,609	328,629	431,093
Reinvested	12,032	44,742	13,389	151,525	—	131,477
Redeemed	(323,389)	(251,853)	(407,262)	(617,470)	(156,615)	(425,773)
Change in Class A Shares:	(75,482)	184,283	(159,510)	139,664	172,014	136,797
Net increase (decrease) from share transactions	(75,482)	184,283	(159,510)	139,664	172,014	136,797

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2020 and December 31, 2019 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	2020	2019	2020	2019	2020	2019
From ordinary income	$7,300,176	$14,131,445	$—	$6,681,491	$—	$4,670,875
From long-term capital gains	—	—	—	—	—	4,084,976
Total distributions	$7,300,176	$14,131,445	$—	$6,681,491	$—	$8,755,851

	Growth Index Fund		Small Cap Index Fund
	2020	2019	2020	2019
From ordinary income	$—	$3,131,391	$—	$1,436,189
From long-term capital gains	—	17,159,027	—	1,783,835
Total distributions	$—	$20,290,418	$—	$3,220,024

Notes to Financial Statements (unaudited), continued	June 30, 2020

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2020	2019	2020	2019	2020	2019
From ordinary income	$151,607	$446,932	$183,355	$1,323,985	$—	$1,035,425
From long-term capital gains	—	105,879	—	844,981	—	1,056,682
Total distributions	$151,607	$552,811	$183,355	$2,168,966	$—	$2,092,107

The following information is computed on a tax basis for each item as of December 31, 2019:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$564,659,061	$216,962,169	$204,528,297
Gross unrealized appreciation	23,971,621	80,354,890	56,055,095
Gross unrealized depreciation	(1,231,845)	(9,297,984)	(6,969,414)
Net unrealized appreciation on investments	$22,739,776	$71,056,906	$49,085,681
Net unrealized appreciation on foreign currency transactions	—	1,172	—
Undistributed ordinary income	20,323	72,884	18,310,846
Undistributed long-term capital gains	—	—	6,164,396
Accumulated capital and other losses	(1,510,093)	(21,557,960)	—
Distributable earnings	$21,250,006	$49,573,002	$73,560,923

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$187,487,067	$106,547,383
Gross unrealized appreciation	139,214,028	23,093,831
Gross unrealized depreciation	(1,195,475)	(9,351,208)
Net unrealized appreciation on investments	$138,018,553	$13,742,623
Undistributed ordinary income	7,644,112	441,156
Undistributed long-term capital gains	13,164,816	164,415
Distributable earnings	$158,827,481	$14,348,194

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,531,242	$65,821,448	$55,347,989
Gross unrealized appreciation	3,326,645	17,700,063	19,395,390
Gross unrealized depreciation	(76,488)	(230,270)	(465,595)
Net unrealized appreciation on investments	$3,250,157	$17,469,793	$18,929,795
Undistributed ordinary income	12,712	52,683	33,551
Undistributed long-term capital gains	184,317	1,024,766	1,217,094
Distributable earnings	$3,447,186	$18,547,242	$20,180,440

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

For the latest tax year ended December 31, 2019, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index
No expiration - short-term	$424,466	$12,993,681
No expiration - long-term	1,085,627	8,564,279
	$1,510,093	$21,557,960

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2020 is as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$609,244,378	$219,988,668	$226,454,607
Gross unrealized appreciation	47,932,289	68,434,061	43,027,409
Gross unrealized depreciation	(1,111,484)	(14,670,990)	(23,739,440)
Net unrealized appreciation on investments	$46,820,805	$53,763,071	$19,287,969

Notes to Financial Statements (unaudited), continued	June 30, 2020

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$173,828,145	$116,577,384
Gross unrealized appreciation	167,898,459	18,567,048
Gross unrealized depreciation	(6,851,598)	(20,954,056)
Net unrealized appreciation (depreciation) on investments	$161,046,861	$(2,387,008)

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$22,639,267	$64,083,643	$57,791,202
Gross unrealized appreciation	3,798,032	16,203,572	17,087,912
Gross unrealized depreciation	(91,472)	(920,272)	(1,681,792)
Net unrealized appreciation on investments	$3,706,560	$15,283,300	$15,406,120

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily due to the tax deferral on was sale losses and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual retainer of $10,000, and the Chairperson of the Board, Chairperson of the Audit Committee and the Chairperson of the Nominating and Governance Committee each receives an additional annual retainer of $4,000. Each Independent Trustee also receives from the Trust a fee of $2,500 for each regularly scheduled quarterly meeting attended, plus reimbursement for travel and other meeting-related expenses. Collectively, the Independent Trustees were paid $87,000 in retainers and meeting fees during the six months ended June 30, 2020.

10. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments, and period reporting to the Trust’s Board of Trustees (the “Board”). Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which, generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board approved the appointment of the Praxis Mutual Funds’ Liquidity Risk Management Program Committee (the “Committee”) as the Program Administrator of the LRMP for the Trust on November 17, 2018 and the Trust’s LRMP on February 18, 2019. The Committee is comprised of the Trust’s Chief Compliance Officer and other officers of the Trust and employees of the Adviser. At the Board’s regular meeting on May 21, 2020, the Trust’s Chief Compliance Officer provided a report to the Board (the “Report”) on the operation and effectiveness of the LRMP for the period December 1, 2018 through March 31, 2020 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of fund investments, the Trust utilizes a third party provider of liquidity monitoring services.

Notes to Financial Statements (unaudited), continued	June 30, 2020

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Funds’ liquidity risks for the Reporting Period. The Report stated that during this period, each Fund held no less than 65% of its total net assets in highly liquid investments. Because each Fund consisted primarily of highly liquid investments that exceeded the 65% threshold established by the Trust for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Funds, and each Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

11. Other Recent Developments

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

12. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2020 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2020

Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	1.6%
Commercial Mortgage-Backed Securities	0.3%
Corporate Bonds	45.5%
Corporate Notes	1.0%
Development Finance Corporation	0.9%
Federal Home Loan Bank	6.3%
Federal Home Loan Mortgage Corporation	8.5%
Federal National Mortgage Association	18.7%
Foreign Governments	8.1%
Government National Mortgage Association **	0.0%
Investment Company	0.5%
Municipal Bonds	1.2%
Small Business Administration **	0.0%
United States Agency of International Development	1.6%
United States Deparment of Housing and Urban Development	0.2%
Money Market Funds	5.6%
Total	100.0%

** Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.3%
Austria	0.2%
Belgium	0.7%
Bermuda	0.5%
Brazil	1.2%
Canada	5.9%
Cayman Islands	8.5%
Chile	0.3%
China	3.0%
Columbia	0.3%
Denmark	1.8%
Finland	0.7%
France	6.1%
Germany	5.4%
Hong Kong	2.4%
Hungary **	0.0%
India	2.3%
Indonesia	0.6%
Ireland	0.4%
Israel	0.6%
Italy	1.0%
Japan	16.6%
Jersey	0.8%
Luxembourg	0.4%
Mexico	0.8%
Netherlands	3.8%
New Zealand	0.2%
Norway	1.0%
Papua New Guinea	0.1%
Philippines	0.2%
Portugal	0.4%
Russia	0.3%
Singapore	0.7%
South Africa	1.2%
South Korea	2.8%
Spain	1.5%
Sweden	1.6%
Switzerland	6.9%
Taiwan	3.8%
Turkey	0.2%
United Kingdom	7.5%

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
United States	0.6%
Preferred Stocks	0.3%
Corporate Notes	0.9%
Money Market Funds	0.2%
Total	99.0%

**	Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Air Freight & Logistics	0.6%
Auto Components	0.5%
Automobiles	2.1%
Banks	10.4%
Beverages	0.5%
Biotechnology	1.1%
Building Products	0.3%
Capital Markets	2.2%
Chemicals	3.3%
Commercial Services & Supplies	0.3%
Communications Equipment	0.5%
Community Development	0.9%
Construction & Engineering	0.9%
Construction Materials	0.7%
Consumer Finance	0.1%
Diversified Consumer Services	0.5%
Diversified Financial Services	0.5%
Diversified Telecommunications Services	2.7%
Electric Utilities	2.0%
Electrical Equipment	1.4%
Electronic Equipment, Instruments, & Components	1.9%
Energy Equipment & Services	0.3%
Entertainment	1.1%
Equity Real Estate Investment Trusts (REITs)	1.1%
Food & Staples Retailing	1.8%
Food Products	3.6%
Gas Utilities	0.3%
Health Care Equipment & Supplies	1.6%
Health Care Providers & Services	0.2%
Health Care Technology	0.3%
Hotels, Restaurants and Leisure	1.2%
Household Durables	1.4%
Household Products	0.9%
Industrial Conglomerates	1.1%
Insurance	4.8%
Interactive Media & Services	2.8%
Internet & Direct Marketing Retail	3.1%
IT Services	1.8%
Leisure Products	0.2%
Life Sciences Tools & Services	0.7%
Machinery	1.9%
Marine	0.2%
Media	1.1%
Metals & Mining	3.2%
Multi-Line Retail	0.4%
Multi-Utilities	0.4%
Oil, Gas, & Consumable Fuels	3.6%
Paper & Forest Products	0.2%
Personal Products	1.9%
Pharmaceuticals	7.1%
Professional Services	1.6%
Real Estate Management and Development	1.9%

Additional Fund Information (unaudited), continued	June 30, 2020

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Road and Rail	1.6%
Semiconductors & Semiconductor Equipment	4.3%
Software	1.2%
Specialty Retail	0.6%
Technology Hardware, Storage, & Peripherals	0.5%
Textiles, Apparel, & Luxury Goods	1.2%
Trading Companies & Distributors	1.1%
Transportation Infrastructure	0.5%
Water Utilities	0.1%
Wireless Telecommunication Services	2.5%
Money Market Funds	0.2%
Total	99.0%

Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.5%
Corporate Notes	0.9%
Total	99.4%

Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.5%
Corporate Notes	0.9%
Total	99.4%

Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.1%
Preferred Stocks **	0.0%
Rights **	0.0%
Corporate Notes	0.9%
Money Market Funds	0.4%
Total	99.4%

** Amount rounds to less than 0.1%

Conservative Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Balanced Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Growth Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Additional Fund Information (unaudited), continued	June 30, 2020

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($)*		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Impact Bond Fund
Class A	1,000.00	1,000.00	1,060.00	1,020.29	4.71	4.62	0.92%
Class I	1,000.00	1,000.00	1,062.60	1,022.23	2.72	2.66	0.53%
International Index Fund
Class A	1,000.00	1,000.00	897.40	1,018.20	6.32	6.72	1.34%
Class I	1,000.00	1,000.00	901.10	1,021.83	2.88	3.07	0.61%
Value Index Fund
Class A	1,000.00	1,000.00	865.20	1,020.34	4.22	4.57	0.91%
Class I	1,000.00	1,000.00	867.50	1,022.68	2.04	2.21	0.44%
Growth Index Fund
Class A	1,000.00	1,000.00	1,084.10	1,021.03	3.99	3.87	0.77%
Class I	1,000.00	1,000.00	1,085.60	1,022.68	2.28	2.21	0.44%
Small Cap Index Fund
Class A	1,000.00	1,000.00	820.30	1,019.29	5.07	5.62	1.12%
Class I	1,000.00	1,000.00	823.00	1,022.53	2.13	2.36	0.47%
Conservative Portfolio
Class A	1,000.00	1,000.00	1,025.50	1,021.88	3.02	3.02	0.60%
Balanced Portfolio
Class A	1,000.00	1,000.00	982.70	1,022.28	2.56	2.61	0.52%
Growth Portfolio
Class A	1,000.00	1,000.00	951.20	1,022.03	2.77	2.87	0.57%

* Expenses are equal to average account value times each Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year on Form N-PORT. The complete listing (i) is available on the Commission’s Web site and (ii) will be made available to shareholders upon request by calling (800) 977-2947. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

THIS PAGE INTENTIONALLY LEFT BLANK

Praxis Mutual Funds

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

2200080

Item 2.	Code of Ethics.

Not applicable for semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report filing.

Item 6.	Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote Of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for semi-annual report filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
September 4, 2020

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 4, 2020